UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 82.3%(a)
Aerospace & Defense — 1.6%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 2.00%), 4.35%, 5/23/2025(b)	11,571	11,424
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.15%, 10/4/2024(b)(c)	13,069	12,403
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 5/30/2025(b)	6,667	6,489
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 6/9/2023(b)	15,434	15,029
TransDigm Group, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 8/22/2024(b)	995	968

		46,313

Air Freight & Logistics — 0.3%
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 3 Month + 2.00%), 4.51%, 2/24/2025(b)	9,523	9,418

Airlines — 1.1%
American Airlines, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 4.31%, 12/14/2023(b)	19,057	18,682
(ICE LIBOR USD 1 Month + 1.75%), 4.07%, 6/27/2025(b)	12,739	12,305

		30,987

Auto Components — 0.2%
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 5/16/2024(b)	6,438	6,269

Automobiles — 0.2%
Scientific Games International, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%), 5.22%, 8/14/2024(b)	4,987	4,849

Building Products — 0.7%
Continental Building Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 8/18/2023(b)(c)	7,275	7,142
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 11/21/2024(b)(c)	7,331	7,184
Unifrax LLC, Senior Secured Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.89%, 4/4/2024(b)	5,432	5,427

		19,753

Chemicals — 1.9%
Chemours Co. (The), Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.10%, 4/3/2025(b)(c)	14,934	14,735
New Arclin US Holdings Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.89%, 2/14/2024(b)	3,943	3,888
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.81%, 5/1/2025(b)	6,461	6,388
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 10.06%, 5/1/2026(b)	2,205	2,183
PolyOne Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.03%, 11/11/2022(b)	9,013	8,897
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 9/6/2024(b)	8,935	8,762
Tronox Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.34%, 9/23/2024(b)	3,024	2,987
(ICE LIBOR USD 1 Month + 3.00%), 5.34%, 9/23/2024(b)	6,979	6,893

		54,733

Commercial Services & Supplies — 2.2%
Advanced Disposal Services, Inc., Term Loan B (1 Week LIBOR + 2.25%), 4.47%, 11/10/2023(b)(c)	2,894	2,862
Garda World Security, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 5.82%, 5/24/2024(b)	18,681	18,479
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.32%, 10/4/2023(b)	4,987	4,904
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/2/2022(b)(c)	36,329	35,890

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Commercial Services & Supplies — continued
Prometric Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.35%, 1/29/2025(b)	2,577	2,558

		64,693

Communications Equipment — 0.8%
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 2 Month + 4.25%), 6.61%, 12/15/2024(b)	9,672	9,532
Lumentum Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 2.50%, 8/8/2025(b)(c)	1,444	1,426
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 7/2/2025(b)	11,732	11,526

		22,484

Containers & Packaging — 2.5%
Berry Plastics Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 4.07%, 2/8/2020(b)	1,531	1,520
(ICE LIBOR USD 1 Month + 1.75%), 4.07%, 1/6/2021(b)	2,022	2,002
(ICE LIBOR USD 1 Month + 2.00%), 4.32%, 10/1/2022(b)	9,427	9,309
(ICE LIBOR USD 1 Month + 2.00%), 4.32%, 1/19/2024(b)	5,566	5,501
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.66%, 4/3/2024(b)	8,009	7,777
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/22/2024(b)	7,985	7,890
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.30%, 12/29/2023(b)	10,938	10,713
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/5/2023(b)	9,418	9,293
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 10/31/2024(b)	7,423	7,312
Viskase Corp., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.64%, 1/30/2021(b)	11,837	11,733

		73,050

Diversified Consumer Services — 1.4%
Altran Technologies SA, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 2.25%), 4.59%, 3/20/2025(b)	2,929	2,914
Capital Vision Services Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.35%, 2/6/2025(b)	5,711	5,597
Capital Vision Services Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.10%, 2/6/2026(b)	2,475	2,413
PS Holdco LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 7.28%, 3/13/2025(b)	790	785
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.69%, 11/14/2022(b)(c)	21,997	21,530
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 7/17/2025(b)	6,864	6,830

		40,069

Diversified Financial Services — 0.8%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 9/27/2024(b)	5,547	5,494
Advisor Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.05%, 8/15/2025(b)	4,055	4,048
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.30%, 3/21/2025(b)	1,612	1,616
Telenet Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 8/15/2026(b)	13,690	13,436

		24,594

Diversified Telecommunication Services — 6.4%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 1/31/2025(b)	43,888	42,599
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 10/2/2024(b)	18,430	18,269
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.35%, 10/5/2023(b)	10,901	10,446
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.75%, 10/25/2025(b)(c)	7,243	7,116
Frontier Communications Corp., Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.10%, 6/15/2024(b)	7,102	6,756

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Diversified Telecommunication Services — continued
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 5/16/2024(b)	23,654	23,433
Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (ICE LIBOR USD 1 Month + 3.75%), 6.07%, 11/27/2023(b)	30,096	29,880
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 2/22/2024(b)	27,300	26,942
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.84%, 11/1/2024(b)(c)	9,562	9,406
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.59%, 11/1/2025(b)	1,153	1,139
Windstream Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.31%, 3/29/2021(b)	4,651	4,315
Zayo Group LLC, Term Loan B-2 (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 1/19/2024(b)	6,123	6,061

		186,362

Electric Utilities — 2.3%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 1/15/2025(b)	19,914	19,556
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 11/14/2025(b)(c)	6,111	6,111
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.56%, 5/2/2025(b)	3,092	3,069
Homer City Generation LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 11.00%), 13.35%, 4/5/2023(b)(c)	997	958
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 1/30/2024(b)	20,552	19,893
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 1/30/2024(b)	1,104	1,068
Vistra Operations Co. LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 8/4/2023(b)(c)	16,643	16,393

		67,048

Electrical Equipment — 1.0%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 8/1/2025(b)	15,183	15,131
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/2023(b)	15,000	14,512

		29,643

Electronic Equipment, Instruments & Components — 0.2%
TTM Technologies, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.80%, 9/28/2024(b)	3,203	3,139
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.64%, 8/20/2025(b)	4,350	4,309

		7,448

Energy Equipment & Services — 0.4%
KCA Deutag Alpha Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.75%), 9.14%, 2/28/2023(b)	6,772	5,519
Keane Group Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.13%, 5/25/2025(b)	3,775	3,596
Vistra Operations Co. LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.00%), 4.31%, 12/31/2025(b)	2,244	2,209

		11,324

Entertainment — 1.2%
AMC Entertainment, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 12/15/2023(b)	2,358	2,321
Live Nation Entertainment, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 4.13%, 10/31/2023(b)(c)	8,678	8,638
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.85%, 5/8/2025(b)	500	496
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.47%, 11/1/2023(b)	22,896	22,462

		33,917

Equity Real Estate Investment Trusts (REITs) — 0.9%
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 8/30/2023(b)	6,623	6,540

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Equity Real Estate Investment Trusts (REITs) — continued
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.85%, 8/27/2025(b)	19,370	18,734

		25,274

Food & Staples Retailing — 2.8%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.38%, 12/21/2022(b)	30,525	30,015
(ICE LIBOR USD 3 Month + 3.00%), 5.69%, 6/22/2023(b)	14,167	13,888
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 2 Month + 3.00%), 5.45%, 10/29/2025(b)(c)	10,041	9,815
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.32%, 2/3/2024(b)	6,675	6,630
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.34%, 12/5/2023(b)	17,169	8,928
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.59%, 10/22/2025(b)	15,450	14,079

		83,355

Food Products — 1.9%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%; ICE LIBOR USD 3 Month US Prime Rate + 1.75%), 5.09%, 4/6/2024(b)	15,097	14,829
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 6.03%, 5/23/2025(b)	11,658	11,337
JBS USA LLC, Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.84%, 10/30/2022(b)	29,682	29,256

		55,422

Health Care Equipment & Supplies — 1.1%
Auris Luxembourg III SARL, Term Loan B-7 (Luxembourg) (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 1/17/2022(b)	8,584	8,547
Mallinckrodt International Finance SA, Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.62%, 2/24/2025(b)	5,257	5,053
Mallinckrodt International Finance SA, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 9/24/2024(b)	20,281	19,362

		32,962

Health Care Providers & Services — 6.5%
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.46%, 6/7/2023(b)	20,971	20,892
Community Health Systems, Inc., Incremental 2021 Term Loan H (ICE LIBOR USD 3 Month + 3.25%), 5.96%, 1/27/2021(b)	28,351	27,647
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 10/10/2025(b)	30,800	29,562
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 12/27/2024(b)	3,762	3,681
Midwest Physician Administrative Services LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 8/15/2024(b)	3,383	3,307
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 6/7/2023(b)	25,252	24,752
National Mentor Holdings, Inc., Tranche B Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 1/31/2021(b)	21,077	20,985
Oryx Soutern Delaware Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 2/28/2025(b)	2,956	2,853
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.06%, 2/14/2025(b)	10,572	10,175
Pearl Intermediate Parent LLC, Delayed Draw (ICE LIBOR USD 3 Month + 2.75%), 3.86%, 2/14/2025(b)	2,381	2,292
Pharmerica Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.81%, 12/6/2024(b)	8,199	8,140
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 6/27/2025(b)	6,530	6,495
Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.09%, 6/26/2026(b)	1,177	1,177
Team Health Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/6/2024(b)	30,165	28,091

		190,049

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Health Care Technology — 0.3%
Press Ganey Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 10/23/2023(b)	8,651	8,548

Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 2/16/2024(b)	28,233	27,647
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.84%, 5/30/2025(b)	4,322	4,285
Aristocrat Leisure Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.22%, 10/19/2024(b)(c)	29,319	28,821
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 10/7/2024(b)	29,410	28,785
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 12/1/2023(b)	10,669	10,584
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.23%, 10/4/2023(b)	3,136	3,083
Greektown Holdings LLC, Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 4/25/2024(b)	15,463	15,431
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.94%, 10/19/2020(b)	8,687	8,578
Hilton Worldwide Finance LLC, Series B-2 Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.07%, 10/25/2023(b)(c)	4,672	4,623
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 2/5/2025(b)(c)	11,403	11,272
Las Vegas Sands Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 3/27/2025(b)	30,821	30,317

		173,426

Household Durables — 0.2%
American Greetings Corp. Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.84%, 4/6/2024(b)	1,931	1,929
Janus International Group LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 2/12/2025(b)	2,943	2,873

		4,802

Household Products — 0.4%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.84%, 9/26/2024(b)	12,873	12,036

Independent Power and Renewable Electricity Producers — 2.7%
AES Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.46%, 5/31/2022(b)	10,379	10,327
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.89%, 1/15/2024(b)	9,300	9,115
ExGen Renewables I LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.71%, 11/28/2024(b)	9,102	8,647
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.84%, 8/28/2025(b)	7,557	7,563
Talen Energy Supply LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 11/14/2025(b)(c)	16,137	16,056
Talen Energy Supply LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 4.00%), 6.34%, 7/15/2023(b)	3,497	3,490
Talen Energy Supply LLC, Term Loan B-2 (ICE LIBOR USD 1 Month + 4.00%), 6.34%, 4/15/2024(b)	25,016	24,963

		80,161

Insurance — 1.0%
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.84%, 8/4/2025(b)	4,275	4,353
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 11/3/2024(b)(c)	17,367	17,172
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.49%, 4/25/2025(b)	7,738	7,593

		29,118

Internet & Direct Marketing Retail — 0.3%
Shutterfly, Inc., Term Loan B-2 (ICE LIBOR USD 1 Month + 2.75%), 5.10%, 8/17/2024(b)	7,389	7,299

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Internet & Direct Marketing Retail — continued
Travelport Finance, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 5.12%, 3/17/2025(b)	1,608	1,575

		8,874

IT Services — 2.7%
Curvature, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.34%, 10/30/2023(b)	5,134	4,184
Ensono LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 7.59%, 6/27/2025(b)	3,214	3,217
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.83%, 7/12/2023(b)	13,892	13,897
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.32%, 7/8/2022(b)	9,267	9,127
(ICE LIBOR USD 1 Month + 2.00%), 4.32%, 4/26/2024(b)	13,973	13,702
GTT Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/31/2025(b)	6,811	6,590
Optiv Security, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 2/1/2024(b)	4,679	4,456
Optiv Security, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.59%, 1/31/2025(b)	4,000	3,845
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023(b)	13,627	12,452
Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.17%, 10/10/2025(b)	6,544	6,470

		77,940

Leisure Products — 1.5%
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 2/1/2024(b)	16,721	16,132
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(b)	4,727	4,720
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/2/2025(b)	24,090	23,468

		44,320

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 8/30/2024(b)	4,884	4,824
Syneos Health, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 8/1/2024(b)	1,641	1,623

		6,447

Machinery — 0.2%
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 7/2/2025(b)	5,176	5,066

Materials — 0.4%
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 4/1/2024(b)	11,653	11,447

Media — 9.8%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.05%, 7/15/2025(b)	14,089	13,652
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.05%, 1/31/2026(b)	1,064	1,023
AMC Entertainment, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 12/15/2022(b)	6,531	6,441
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.07%, 11/18/2024(b)(c)	5,000	4,961
Charter Communications Operating, LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.35%, 4/30/2025(b)	4,549	4,498
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 2/28/2025(b)	15,578	15,275
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 7/17/2025(b)(c)	44,672	43,913
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 1/15/2026(b)(c)	31,816	31,219
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.32%, 10/10/2025(b)(c)	5,167	5,132

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Media — continued
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.57%, 2/7/2024(b)	9,120	9,015
(ICE LIBOR USD 3 Month + 2.50%), 2.50%, 11/2/2025(b)(c)	6,000	5,942
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.84%, 6/30/2024(b)	10,584	10,399
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 9.05%, 1/30/2019(b)	11,961	8,494
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.80%, 7/30/2019(b)	2,795	1,981
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 1/31/2025(b)	7,385	7,341
Nexstar Broadcasting Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.57%, 1/17/2024(b)(c)	4,615	4,559
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 5.99%, 1/31/2026(b)	15,380	14,426
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.32%, 11/8/2024(b)	9,810	9,704
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.60%, 1/3/2024(b)	8,148	8,040
Tribune Media Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 1/26/2024(b)	6,389	6,360
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 12/27/2020(b)	5,442	5,432
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.31%, 6/1/2023(b)(c)	21,675	21,443
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 3/15/2024(b)(c)	21,396	19,910
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (Netherlands) (ICE LIBOR USD 1 Month + 2.50%), 4.81%, 4/15/2025(b)	18,655	18,202
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.60%, 8/18/2023(b)	8,366	8,338
Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.84%, 8/18/2024(b)	2,121	2,116

		287,816

Metals & Mining — 0.2%
Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%; ICE LIBOR USD 2 Month + 4.75%), 7.24%, 2/27/2023(b)	5,736	5,766

Multiline Retail — 0.3%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/25/2020(b)	9,210	7,969

Oil, Gas & Consumable Fuels — 5.1%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.72%, 12/31/2021(b)(c)	10,000	10,642
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.07%, 12/31/2022(b)(c)	14,000	14,082
CITGO Petroleum Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.90%, 7/29/2021(b)(c)	4,000	3,965
Delek US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 3/31/2025(b)	4,876	4,814
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.39%, 2/7/2025(b)	2,985	2,948
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.09%, 9/21/2025(b)	4,834	4,846
Euro Garages Finco Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.39%, 2/7/2025(b)	8,160	8,058
Grizzly Acquisitions Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.65%, 9/26/2025(b)	2,729	2,694
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.64%, 8/25/2023(b)	7,244	5,771

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Oil, Gas & Consumable Fuels — continued
HFOTCO LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.10%, 6/26/2025(b)	4,723	4,679
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.60%, 6/2/2025(b)	5,677	5,634
Lotus Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.64%, 9/26/2025(b)	2,879	2,885
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 10/30/2024(b)	2,923	2,838
MEG Energy Corp., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 12/31/2023(b)	6,136	6,090
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.59%, 9/26/2025(b)	2,323	2,297
Stetson Midstream, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.69%, 7/18/2025(b)	29,150	28,786
Summit Midstream Partners Holdings LLC, Senior Secured Term Loan (ICE LIBOR USD 1 Month + 6.00%), 8.34%, 5/13/2022(b)	9,133	9,110
Terraform Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.30%, 11/8/2022(b)	5,081	5,037
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 4/12/2024(b)	25,590	23,574

		148,750

Personal Products — 0.2%
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 1/26/2024(b)	5,013	4,958

Pharmaceuticals — 2.6%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 7.82%, 9/6/2024(b)(c)	30,364	29,296
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.63%, 4/29/2024(b)	3,512	3,492
Grifols Worldwide Operations Ltd., Term Loan B (1 Week LIBOR + 2.25%), 4.47%, 1/31/2025(b)	14,775	14,646
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.31%, 6/2/2025(b)	28,177	27,864

		75,298

Professional Services — 0.2%
Trans Union LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 6/19/2025(b)	7,205	7,136

Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 4/18/2024(b)	15,374	15,086

Road & Rail — 1.0%
Avolon Borrower 1 US LLC, Term Loan B-3 (Ireland) (ICE LIBOR USD 1 Month + 2.00%), 4.30%, 1/15/2025(b)	31,142	30,817

Semiconductors & Semiconductor Equipment — 0.4%
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 3/31/2023(b)	6,487	6,414
Versum Materials, Inc., Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.39%, 9/29/2023(b)	5,184	5,165

		11,579

Software — 2.8%
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.55%, 2/12/2025(b)	2,571	2,541
Barracuda Networks, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.55%, 2/12/2026(b)	563	566
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 12/1/2023(b)	4,377	4,331
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 2/1/2022(b)	9,500	9,360
Landesk Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.55%, 1/20/2024(b)	5,827	5,756
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.30%, 1/20/2025(b)	1,885	1,806

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Software — continued
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.89%, 6/13/2024(b)	13,618	13,154
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.94%, 4/26/2024(b)	12,582	12,401
Salient CRGT, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.75%), 8.09%, 2/28/2022(b)	4,761	4,761
SolarWinds Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/5/2024(b)	13,399	13,301
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 3/3/2023(b)	4,485	4,420
Sonicwall, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.14%, 5/16/2025(b)	2,051	2,028
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 10.14%, 5/18/2026(b)	1,375	1,366
Vertafore, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 7/2/2025(b)	5,400	5,303

		81,094

Specialty Retail — 1.6%
Claire’s Stores, Inc., 1st Lien Revolver Term Loan (ICE LIBOR USD 3 Month + 2.50%), 9.94%, 9/15/2022‡(b)(c)(m)	415	—
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 6.25%, 9/15/2038‡(b)(c)(m)	1,383	1,978
Culligan Holding, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 12/13/2023(b)	4,285	4,234
Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.34%, 10/31/2024(b)	3,463	3,445
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.10%, 8/19/2022(b)	5,402	5,338
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.32%, 3/11/2022(b)	4,066	3,392
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.54%, 9/12/2024(b)(c)	28,807	28,309

		46,696

Technology Hardware, Storage & Peripherals — 1.2%
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.35%, 9/7/2023(b)	15,027	14,832
Mitel Networks, 1st Lien Term Loan (Canada) (ICE LIBOR USD 3 Month + 4.50%), 4.50%, 7/11/2025(b)(c)	574	572
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.78%, 5/16/2025(b)	10,125	10,062
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.78%, 5/18/2026(b)	2,144	2,126
Radiate Holdco LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 2/1/2024(b)	7,329	7,184

		34,776

Textiles, Apparel & Luxury Goods — 0.5%
Cole Haan LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 4.00%), 6.35%, 1/31/2020(b)	4,114	4,032
Nine West Holdings, Inc., Initial Loan (1-Month Prime + 2.75%), 8.00%, 10/8/2019(b)	1,844	1,797
Samsonite IP Holdings SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 1 Month + 1.75%), 4.09%, 4/25/2025(b)	8,844	8,749

		14,578

Transportation Infrastructure — 0.2%
Sirva Worldwide, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%; ICE LIBOR USD 2 Month + 5.50%; ICE LIBOR USD 3 Month + 5.50%), 7.93%, 8/4/2025(b)	4,800	4,764
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 2 Month + 9.50%; ICE LIBOR USD 3 Month + 9.50%), 12.04%, 8/3/2026(b)	1,650	1,468

		6,232

Wireless Telecommunication Services — 1.5%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.32%, 5/1/2023(b)	13,129	12,563
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.88%, 2/2/2024(b)	13,406	13,218
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.31%, 3/9/2023(b)	17,921	17,115

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Wireless Telecommunication Services — continued
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.31%, 3/11/2024(b)	2,545	2,391

		45,287

TOTAL LOAN ASSIGNMENTS (Cost $2,461,656)		2,406,039

CORPORATE BONDS — 12.6%
Airlines — 0.5%
Allegiant Travel Co. 5.50%, 7/15/2019	5,523	5,523
United Continental Holdings, Inc. 4.25%, 10/1/2022(d)	8,078	7,967

		13,490

Auto Components — 0.1%
Icahn Enterprises LP 5.88%, 2/1/2022	4,250	4,265

Automobiles — 0.1%
Jaguar Land Rover Automotive plc (United Kingdom) 4.13%, 12/15/2018(e)	3,417	3,416

Banks — 0.4%
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	3,381	3,546
CIT Group, Inc. 4.13%, 3/9/2021	8,090	8,070

		11,616

Chemicals — 0.4%
CF Industries, Inc. 3.40%, 12/1/2021(e)	9,000	8,846
FXI Holdings, Inc. 7.88%, 11/1/2024(d)(e)	2,552	2,281

		11,127

Commercial Services & Supplies — 0.4%
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.78%, 12/21/2065‡(b)(e)	11,745	9,904
Nielsen Finance LLC 4.50%, 10/1/2020	1,500	1,492

		11,396

Construction & Engineering — 0.2%
MasTec, Inc. 4.88%, 3/15/2023(d)	7,000	6,781

Consumer Finance — 0.4%
Ally Financial, Inc. 8.00%, 3/15/2020	12,050	12,648

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc (Ireland) 4.25%, 9/15/2022(e)	5,000	4,831
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	3,876	3,872
(ICE LIBOR USD 3 Month + 3.50%), 5.94%, 7/15/2021(b)(e)	4,195	4,226

		12,929

Diversified Telecommunication Services — 0.1%
CCO Holdings LLC 5.25%, 9/30/2022	2,500	2,510
Level 3 Financing, Inc. 5.63%, 2/1/2023	1,535	1,534

		4,044

Electric Utilities — 0.0%(f)
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(g)	75,000	150

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,376

Energy Equipment & Services — 0.2%
Nabors Industries, Inc.
5.00%, 9/15/2020	3,623	3,587
5.10%, 9/15/2023	2,500	2,100
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(e)	1,335	1,258

		6,945

Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc. 5.38%, 1/1/2022	3,000	3,040

Food Products — 0.2%
JBS USA LUX SA 7.25%, 6/1/2021(e)	4,957	5,013

Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance SA 4.88%, 4/15/2020(e)	3,785	3,736

Health Care Providers & Services — 1.7%
Centene Corp. 5.63%, 2/15/2021	7,250	7,346
DaVita, Inc. 5.75%, 8/15/2022	4,800	4,866
HCA, Inc.
4.25%, 10/15/2019	7,000	7,017
6.50%, 2/15/2020(d)	6,000	6,165
Tenet Healthcare Corp.
4.75%, 6/1/2020	2,480	2,474
6.00%, 10/1/2020	520	531
4.50%, 4/1/2021	5,000	4,951
4.38%, 10/1/2021	4,000	3,930
4.63%, 7/15/2024	11,841	11,360

		48,640

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Hotels, Restaurants & Leisure — 1.2%
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(e)	1,511	1,526
MGM Resorts International 5.25%, 3/31/2020	4,780	4,840
NCL Corp. Ltd. 4.75%, 12/15/2021(d)(e)	6,154	6,169
Scientific Games International, Inc. 5.00%, 10/15/2025(e)	12,185	11,407
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(e)	11,645	11,696

		35,638

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 6.00%, 1/15/2022(e)	5,000	5,006

IT Services — 0.3%
Alliance Data Systems Corp. 5.88%, 11/1/2021(e)	5,000	5,062
Cardtronics, Inc. 5.13%, 8/1/2022	2,610	2,678

		7,740

Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(e)	1,500	1,534

Media — 0.5%
Cablevision Systems Corp. 8.00%, 4/15/2020	4,628	4,813
CSC Holdings LLC
8.63%, 2/15/2019	1,486	1,499
5.25%, 6/1/2024	614	583
DISH DBS Corp. 7.88%, 9/1/2019	7,755	7,959

		14,854

Metals & Mining — 0.6%
FMG Resources August 2006 Pty. Ltd. (Australia) 4.75%, 5/15/2022(e)	5,000	4,800
Freeport-McMoRan, Inc. 3.10%, 3/15/2020	12,100	11,918

		16,718

Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp.
5.38%, 11/1/2021	5,100	5,081
5.13%, 12/1/2022	8,363	8,196
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	2,512	2,393
DCP Midstream Operating LP 4.75%, 9/30/2021(e)	4,750	4,738
NGL Energy Partners LP 5.13%, 7/15/2019	4,250	4,239
PBF Holding Co. LLC 7.00%, 11/15/2023	3,636	3,636
QEP Resources, Inc. 5.25%, 5/1/2023	3,000	2,857
Range Resources Corp.
5.88%, 7/1/2022	5,200	5,135
5.00%, 3/15/2023(d)	2,500	2,358
Southwestern Energy Co. 4.10%, 3/15/2022	5,200	5,005
Sunoco LP 4.88%, 1/15/2023(e)	1,840	1,794
Targa Resources Partners LP 4.25%, 11/15/2023	6,245	5,925
TerraForm Power Operating LLC 4.25%, 1/31/2023(e)	6,709	6,374

		57,731

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc. 6.50%, 3/15/2022(e)	6,000	6,202

Road & Rail — 0.6%
Avis Budget Car Rental LLC 5.50%, 4/1/2023(d)	10,000	9,863
DAE Funding LLC (United Arab Emirates) 4.00%, 8/1/2020(e)	8,358	8,234

		18,097

Software — 0.3%
Infor US, Inc. 5.75%, 8/15/2020(e)	4,350	4,382
Nuance Communications, Inc. 5.38%, 8/15/2020(e)	1,428	1,431
Symantec Corp. 4.20%, 9/15/2020	1,860	1,866

		7,679

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
4.42%, 6/15/2021(e)	5,838	5,844
5.88%, 6/15/2021(d)(e)	5,000	5,070

		10,914

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc. 5.25%, 6/15/2020	4,039	4,105

Wireless Telecommunication Services — 0.7%
Inmarsat Finance plc (United Kingdom) 4.88%, 5/15/2022(d)(e)	5,285	5,087
Sprint Communications, Inc. 6.00%, 11/15/2022	5,000	4,998
Sprint Corp. 7.25%, 9/15/2021	5,000	5,212
Sprint Spectrum Co. LLC 3.36%, 9/20/2021(e)(h)	1,697	1,677
T-Mobile USA, Inc.
4.00%, 4/15/2022(d)	3.334	3,280
4.00%, 4/15/2022‡	3,334	—	(i)

		20,254

TOTAL CORPORATE BONDS (Cost $371,324)		367,084

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 0.8%
Aerospace & Defense — 0.1%
Remington Outdoor Co., Inc.*‡	419	3,445

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Energy Corp.*(d)	330	7,748

Oil, Gas & Consumable Fuels — 0.0%(f)
Southcross Holdco Equity*‡	1	1,295

Software — 0.3%
Avaya Holdings Corp.*	500	7,785

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	3	2,937

TOTAL COMMON STOCKS (Cost $21,948)		23,210

PREFERRED STOCKS — 0.7%
Insurance — 0.6%
XLIT Ltd. (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.56%, 1/7/2019 ($1,000 par value)(b)(j)	16	16,584

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	2	3,045

TOTAL PREFERRED STOCKS (Cost $14,712)		19,629

	No. of Rights (000)
RIGHTS — 0.0%(f)
Independent Power and Renewable Electricity Producers — 0.0%(f)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	1,250	970

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 0.0%(f)
Continental Airlines Pass-Through Trust Series 2004-ERJ1, 9.56%, 9/1/2019 (Cost $823)	799	810

	Shares (000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.40%(k)(l)	7,000	7,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.16%(k)(l)	5,037	5,037

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $12,037)		12,037

SHORT-TERM INVESTMENTS — 5.1%
INVESTMENT COMPANIES — 5.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(k)(l) (Cost $149,112)	149,112	149,112

Total Investments — 101.9% (Cost $3,031,612)		2,978,891
Liabilities in Excess of Other Assets — (1.9%)		(53,472)

Net Assets — 100.0%		2,925,419

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
IRB	Interest Rate Reduction Bond
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar

(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(c)	All or a portion of this security is unsettled as of November 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	The security or a portion of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $11,726,000.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Defaulted security.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(i)	Amount rounds to less than one thousand.
(j)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2018.
(k)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2018.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$810	$—		$810
Corporate Bonds
Commercial Services & Supplies	—	1,492	9,904		11,396
Electric Utilities	—	—	150		150
Wireless Telecommunication Services	—	20,254	—	(a)	20,254
Other Corporate Bonds	—	335,284	—		335,284

Total Corporate Bonds	—	357,030	10,054		367,084

Common Stocks
Aerospace & Defense	—	—	3,445		3,445
Oil, Gas & Consumable Fuels	—	—	1,295		1,295
Specialty Retail	—	—	2,937		2,937
Other Common Stocks	15,533	—	—		15,533

Total Common Stocks	15,533	—	7,677		23,210

Preferred Stocks
Specialty Retail	—	—	3,045		3,045
Other Preferred Stocks	—	16,584	—		16,584

Total Preferred Stocks	—	16,584	3,045		19,629

Loan Assignments
Leisure Products	—	39,600	4,720		44,320
Specialty Retail	—	44,718	1,978		46,696
Other Loan Assignments	—	2,315,023	—		2,315,023

Total Loan Assignments	—	2,399,341	6,698		2,406,039

Rights
Independent Power and Renewable Electricity Producers	—	—	970		970
Short-Term Investments
Investment Companies	$149,112	$—	$—		$149,112
Investments of cash collateral from securities loaned	12,037	—	—		12,037

Total Investments in Securities	$176,682	$2,773,765	$28,444		$2,978,891

(a)	Amount rounds to less than one thousand.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Common Stocks - Aerospace & Defense	$3,445		$—	$—	$—	$—	$—	$—	$—	$3,445
Common Stocks - Oil, Gas & Consumable Fuels	334		—	961	—	—	—	—	—	1,295
Common Stocks - Specialty Retail	—		—	65	—	2,872	—	—	—	2,937
Corporate Bonds - Commercial Services & Supplies	—		—	(806)	2	—	—	10,708	—	9,904
Corporate Bonds - Electric Utilities	—		—	75	—	—	—	75	—	150
Corporate Bonds - Wireless Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)
Loan Assignments - Leisure Products	—		—	—	—	4,720	—	—	—	4,720
Loan Assignments - Media	—	(a)	(991)	991	—	—	—	—	—	—
Loan Assignments - Specialty Retail	—		—	595	—	1,383	—	—	—	1,978
Preferred Stocks - Specialty Retail	—		—	1,920	—	1,125	—	—	—	3,045
Rights - Independent Power and Renewable Electricity Producers	882		—	88	—	—	—	—	—	970

	$4,661		$(991)	$3,889	$2	$10,100	$—	$10,783	$—	$28,444

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $2,897,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 50.5%
Argentina — 0.3%
Pampa Energia SA
7.38%, 7/21/2023 (a)		2,768	2,553
7.50%, 1/24/2027 (b)		3,090	2,692
YPF SA
6.95%, 7/21/2027 (a)		2,660	2,251
6.95%, 7/21/2027 (b)		1,674	1,417

			8,913

Australia — 0.1%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (c) (d) (e)		1,076	1,073
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022 (a)		230	221
5.13%, 5/15/2024 (a)		230	214
Nufarm Australia Ltd. 5.75%, 4/30/2026 (a)		35	33
Origin Energy Finance Ltd. (EUR Swap Annual 5 Year + 3.67%), 4.00%, 9/16/2074 (b) (d)	EUR	1,800	2,062

			3,603

Azerbaijan — 0.2%
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023 (b)		2,273	2,228
6.95%, 3/18/2030 (b)		3,335	3,414

			5,642

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020 (b)		1,600	1,572

Belgium — 0.4%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046 (a)		3,305	3,089
Anheuser-Busch InBev SA/NV 2.00%, 3/17/2028 (b)	EUR	900	1,024
Nyrstar Netherlands Holdings BV
8.50%, 9/15/2019 (b)	EUR	750	437
6.88%, 3/15/2024 (b)	EUR	2,050	984
Solvay Finance SA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b) (c) (d) (e)	EUR	3,400	4,124
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (b)	EUR	1,600	1,770

			11,428

Brazil — 0.4%
Banco Daycoval SA 5.75%, 3/19/2019 (b)		900	900
Banco do Brasil SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024 (b) (c) (d) (e)		1,431	1,229
Banco Votorantim SA 7.38%, 1/21/2020 (b)		700	719
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024 (a)		3,380	3,590
JSL Europe SA 7.75%, 7/26/2024 (b)		3,950	3,664
Votorantim Cimentos International SA 7.25%, 4/5/2041 (b)		1,950	1,955

			12,057

Canada — 0.9%
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (a)		188	192
Baytex Energy Corp.
5.13%, 6/1/2021 (a)		100	95
5.63%, 6/1/2024 (a)		115	99
Bombardier, Inc.
6.00%, 10/15/2022 (a)		1,071	1,015
6.13%, 1/15/2023 (a)		727	690
7.50%, 12/1/2024 (a)		287	273
7.50%, 3/15/2025 (a)		461	438
Cenovus Energy, Inc.
4.25%, 4/15/2027		810	723
6.75%, 11/15/2039		1,596	1,533
5.20%, 9/15/2043		1,993	1,684
Concordia International Corp. 8.00%, 9/6/2024		617	594
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)		241	233
Emera US Finance LP 3.55%, 6/15/2026		3,916	3,660
Encana Corp.
6.50%, 8/15/2034		2,025	2,161
6.50%, 2/1/2038		552	612
Garda World Security Corp. 8.75%, 5/15/2025 (a)		1,735	1,583
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)		220	220
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (a)		276	277
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)		321	276
MEG Energy Corp.
6.38%, 1/30/2023 (a)		800	746
6.50%, 1/15/2025 (a)		2,095	2,137
NOVA Chemicals Corp.
5.25%, 8/1/2023 (a)		80	77
5.00%, 5/1/2025 (a)		570	532
Open Text Corp.
5.63%, 1/15/2023 (a)		295	299
5.88%, 6/1/2026 (a)		272	274
Precision Drilling Corp.
7.75%, 12/15/2023		720	713

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Canada — continued
5.25%, 11/15/2024		350	311
7.13%, 1/15/2026 (a)		391	362
Quebecor Media, Inc. 5.75%, 1/15/2023		675	689
Seven Generations Energy Ltd. 5.38%, 9/30/2025 (a)		542	504
Stars Group Holdings BV 7.00%, 7/15/2026 (a)		375	374
Transcanada Trust (ICE LIBOR USD 3 Month + 3.53%), 5.62%, 5/20/2075 (d)		357	332
Videotron Ltd. 5.38%, 6/15/2024 (a)		1,300	1,297

			25,005

Chile — 0.0%(f)
Empresa Electrica Guacolda SA 4.56%, 4/30/2025 (b)		1,300	1,165

China — 0.5%
Bluestar Finance Holdings Ltd. 3.13%, 9/30/2019 (b)		1,400	1,390
Eagle Intermediate Global Holding BV 5.38%, 5/1/2023 (b)	EUR	800	844
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021 (b)		1,062	889
GOME Retail Holdings Ltd. 5.00%, 3/10/2020 (b)		1,864	1,581
Guangxi Communications Investment Group Co. Ltd. 3.00%, 11/4/2019 (b)		1,450	1,416
MCC Holding Hong Kong Corp. Ltd. 2.95%, 5/31/2020 (b)		1,450	1,422
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022 (b) (c) (d) (e)		2,094	1,575
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 2.75%, 6/15/2019 (b)		900	887
Times China Holdings Ltd. 6.25%, 1/23/2020 (b)		1,600	1,554
West China Cement Ltd. 6.50%, 9/11/2019 (b)		700	704

			12,262

Denmark — 0.3%
Danske Bank A/S (EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022 (b) (c) (d) (e)	EUR	3,400	3,848
DKT Finance ApS
7.00%, 6/17/2023 (b)	EUR	2,800	3,372
9.38%, 6/17/2023 (a)		900	936
TDC A/S 3.75%, 3/2/2022 (g)	EUR	1,000	1,247

			9,403

Finland — 0.1%
Nokia OYJ 4.38%, 6/12/2027		479	447
Nordea Bank AB (USD Swap Semi 5 Year + 3.39%), 6.13%, 9/23/2024 (a) (c) (d) (e)		1,674	1,584
Stora Enso OYJ 2.50%, 6/7/2027 (b)	EUR	1,000	1,120

			3,151

France — 3.3%
Accor SA (EUR Swap Annual 5 Year + 3.65%), 4.13%, 6/30/2020 (b) (c) (d) (e)	EUR	1,200	1,381
Altice France SA
5.63%, 5/15/2024 (b)	EUR	4,650	5,356
6.25%, 5/15/2024 (a)		618	597
7.38%, 5/1/2026 (a)		760	730
Arkema SA (EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020 (b) (c) (d) (e)	EUR	1,700	2,004
Autodis SA 4.38%, 5/1/2022 (b)	EUR	750	819
BPCE SA 5.15%, 7/21/2024 (a)		8,195	8,168
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (b) (d)	EUR	1,200	1,413
Burger King France SAS 6.00%, 5/1/2024 (b)	EUR	1,000	1,188
Casino Guichard Perrachon SA 3.58%, 2/7/2025 (b) (g)	EUR	2,900	2,819
CMA CGM SA 6.50%, 7/15/2022 (b)	EUR	1,050	1,108
Constantin Investissement 3 SASU 5.38%, 4/15/2025 (b)	EUR	1,700	1,881
Credit Agricole SA 4.38%, 3/17/2025 (a)		1,875	1,801
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (c) (d) (e)		2,740	2,848
Elis SA
3.00%, 4/30/2022 (b)	EUR	1,300	1,490
1.88%, 2/15/2023 (b)	EUR	1,600	1,804
2.88%, 2/15/2026 (b)	EUR	1,400	1,572
Europcar Mobility Group 4.13%, 11/15/2024 (b)	EUR	2,800	3,039
Faurecia SA
3.63%, 6/15/2023 (b)	EUR	1,000	1,135
2.63%, 6/15/2025 (b)	EUR	1,050	1,132
Fnac Darty SA 3.25%, 9/30/2023 (b)	EUR	1,000	1,134

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
France — continued
Horizon Parent Holdings SARL 8.25% (cash), 2/15/2022 (b) (h)	EUR	1,500	1,730
La Financiere Atalian SASU
4.00%, 5/15/2024 (b)	EUR	2,250	2,114
5.13%, 5/15/2025 (b)	EUR	1,000	965
5.13%, 5/15/2025 (a)	EUR	265	256
Loxam SAS
4.25%, 4/15/2024 (b)	EUR	3,500	4,065
6.00%, 4/15/2025 (b)	EUR	600	690
Novafives SAS
5.00%, 6/15/2025 (a)	EUR	1,395	1,251
5.00%, 6/15/2025 (b)	EUR	700	627
Orano SA
4.38%, 11/6/2019 (b)	EUR	1,800	2,091
3.25%, 9/4/2020 (b)	EUR	1,400	1,621
4.88%, 9/23/2024	EUR	2,300	2,662
Paprec Holding SA 4.00%, 3/31/2025 (b)	EUR	2,701	2,683
Peugeot SA
2.38%, 4/14/2023 (b)	EUR	4,500	5,261
2.00%, 3/20/2025 (b)	EUR	1,800	1,993
Picard Groupe SAS (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023 (b) (d)	EUR	1,100	1,212
Rexel SA
2.63%, 6/15/2024 (b)	EUR	3,450	3,881
2.13%, 6/15/2025 (b)	EUR	900	968
Societe Generale SA
(EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021 (b) (c) (d) (e)	EUR	850	989
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (c) (d) (e)		4,735	4,747
SPIE SA 3.13%, 3/22/2024 (b)	EUR	3,300	3,655
TOTAL SA (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (b) (c) (d) (e)	EUR	1,750	2,075
Vallourec SA
6.63%, 10/15/2022 (b)	EUR	900	786
6.38%, 10/15/2023 (a)	EUR	620	527
6.38%, 10/15/2023 (b)	EUR	200	170
2.25%, 9/30/2024 (b)	EUR	1,800	1,316

			91,754

Germany — 1.9%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (b)	EUR	1,130	1,169
CBR Fashion Finance BV 5.13%, 10/1/2022 (b)	EUR	600	557
CTC BondCo GmbH
5.25%, 12/15/2025 (b)	EUR	1,550	1,670
5.25%, 12/15/2025 (a)	EUR	1,406	1,514
Deutsche Bank AG 4.25%, 10/14/2021		3,065	2,990
Douglas GmbH 6.25%, 7/15/2022 (b)	EUR	900	824
Hapag-Lloyd AG 6.75%, 2/1/2022 (b)	EUR	500	586
IHO Verwaltungs GmbH
3.25% (cash), 9/15/2023(b)(h)	EUR	1,900	2,095
3.75% (cash), 9/15/2026(b)(h)	EUR	1,700	1,855
Nidda BondCo GmbH 5.00%, 9/30/2025 (b)	EUR	2,900	2,941
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (b)	EUR	2,309	2,473
ProGroup AG 3.00%, 3/31/2026 (b)	EUR	2,037	2,285
Schaeffler Finance BV 3.25%, 5/15/2025 (b)	EUR	5,300	6,140
Senvion Holding GmbH 3.88%, 10/25/2022 (b)	EUR	1,900	1,538
Tele Columbus AG 3.88%, 5/2/2025 (b)	EUR	2,163	2,240
thyssenkrupp AG
1.38%, 3/3/2022 (b)	EUR	5,500	6,024
2.50%, 2/25/2025 (b)	EUR	3,450	3,817
Unitymedia GmbH 3.75%, 1/15/2027 (b)	EUR	550	645
Unitymedia Hessen GmbH & Co. KG
4.00%, 1/15/2025 (b)	EUR	5,750	6,753
3.50%, 1/15/2027 (b)	EUR	1,550	1,819
WEPA Hygieneprodukte GmbH 3.75%, 5/15/2024 (b)	EUR	2,400	2,578

			52,513

Ghana — 0.0%(f)
Tullow Oil plc 7.00%, 3/1/2025 (a)		365	334

Greece — 0.6%
Alpha Bank AE 2.50%, 2/5/2023 (b)	EUR	7,700	8,789
Crystal Almond SARL 10.00%, 11/1/2021 (b)	EUR	1,634	1,956
National Bank of Greece SA 2.75%, 10/19/2020 (b)	EUR	2,692	3,117
OTE plc 3.50%, 7/9/2020 (b)	EUR	1,350	1,572

			15,434

Guatemala — 0.1%
Cementos Progreso Trust 7.13%, 11/6/2023 (b)		700	718
Comunicaciones Celulares SA 6.88%, 2/6/2024 (b)		700	714

			1,432

Hong Kong — 0.2%
Studio City Co. Ltd. 7.25%, 11/30/2021 (b)		700	710
WTT Investment Ltd. 5.50%, 11/21/2022 (a)		3,700	3,631

			4,341

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
India — 0.3%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (b)		4,930	4,234
JSW Steel Ltd. 5.25%, 4/13/2022 (b)		3,444	3,333

			7,567

Indonesia — 0.2%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023 (a)		3,730	3,797
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025 (b)		1,027	886
Theta Capital Pte. Ltd. 7.00%, 4/11/2022 (b)		900	654

			5,337

Ireland — 1.4%
AerCap Ireland Capital DAC
4.63%, 10/30/2020		837	842
5.00%, 10/1/2021		1,515	1,546
4.63%, 7/1/2022		3,765	3,796
3.65%, 7/21/2027		2,585	2,256
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020 (b) (c) (d) (e)	EUR	1,650	1,960
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (b) (d)	EUR	3,100	3,598
Ardagh Packaging Finance plc
4.13%, 5/15/2023 (b)	EUR	2,050	2,382
2.75%, 3/15/2024 (b)	EUR	1,900	2,140
6.75%, 5/15/2024 (b)	EUR	2,707	3,238
7.25%, 5/15/2024 (a)		2,750	2,777
6.00%, 2/15/2025 (a)		850	792
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023 (a)		235	236
5.13%, 10/1/2023 (a)		135	134
Bank of Ireland
(EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020 (b) (c) (d) (e)	EUR	870	1,031
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024 (b) (d)	EUR	2,587	2,955
eircom Finance DAC 4.50%, 5/31/2022 (b)	EUR	2,950	3,395
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (a)		20	20
5.50%, 2/15/2024 (a)		350	352
Smurfit Kappa Acquisitions ULC
3.25%, 6/1/2021 (b)	EUR	3,250	3,867
2.75%, 2/1/2025 (b)	EUR	1,600	1,849

			39,166

Israel — 0.2%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/2024 (b)	EUR	400	387
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026		4,790	3,897
6.75%, 3/1/2028		670	679

			4,963

Italy — 1.9%
Buzzi Unicem SpA 2.13%, 4/28/2023 (b)	EUR	700	791
Enel Finance International NV
3.63%, 5/25/2027 (a)		3,570	3,076
3.50%, 4/6/2028 (a)		4,365	3,653
EVOCA SpA 7.00%, 10/15/2023 (b)	EUR	3,225	3,804
Intesa Sanpaolo SpA
5.71%, 1/15/2026 (a)		400	351
3.88%, 7/14/2027 (a)		5,880	4,795
Leonardo SpA
4.50%, 1/19/2021	EUR	4,700	5,638
4.88%, 3/24/2025	EUR	2,675	3,339
Nexi Capital SpA 4.13%, 11/1/2023 (b)	EUR	1,000	1,120
Rossini SARL 6.75%, 10/30/2025 (a)	EUR	2,022	2,290
Saipem Finance International BV 3.75%, 9/8/2023 (b)	EUR	2,250	2,533
Telecom Italia Capital SA
6.38%, 11/15/2033		489	435
6.00%, 9/30/2034		282	241
7.20%, 7/18/2036		89	85
7.72%, 6/4/2038		85	83
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	850	1,176
Telecom Italia SpA
3.25%, 1/16/2023 (b)	EUR	4,550	5,193
5.30%, 5/30/2024 (a)		200	188
3.00%, 9/30/2025 (b)	EUR	1,600	1,723
3.63%, 5/25/2026 (b)	EUR	4,350	4,806
Wind Tre SpA
2.63%, 1/20/2023 (b)	EUR	3,523	3,620
3.13%, 1/20/2025 (b)	EUR	2,800	2,821
5.00%, 1/20/2026 (a)		1,506	1,246

			53,007

Japan — 0.1%
SoftBank Group Corp. 4.00%, 7/30/2022 (b)	EUR	2,995	3,591

Jordan — 0.0%(f)
Hikma Pharmaceuticals plc 4.25%, 4/10/2020 (b)		900	895

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 4.75%, 4/19/2027 (b)		4,500	4,283
Nostrum Oil & Gas Finance BV 8.00%, 7/25/2022 (a)		1,700	1,237

			5,520

Kuwait — 0.2%
Kuwait Projects Co. SPC Ltd.
5.00%, 3/15/2023 (b)		2,400	2,379
4.50%, 2/23/2027 (b)		3,226	2,899

			5,278

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Luxembourg — 2.0%
Altice Financing SA 5.25%, 2/15/2023 (b)	EUR	3,650	4,215
Altice Finco SA
4.75%, 1/15/2028 (b)	EUR	1,525	1,390
4.75%, 1/15/2028 (a)	EUR	800	729
Altice Luxembourg SA
7.25%, 5/15/2022 (b)	EUR	4,952	5,424
7.75%, 5/15/2022 (a)		450	428
6.25%, 2/15/2025 (b)	EUR	2,850	2,735
7.63%, 2/15/2025 (a)		300	243
ArcelorMittal
2.88%, 7/6/2020 (b)	EUR	800	941
3.00%, 4/9/2021 (b)	EUR	550	653
0.95%, 1/17/2023 (b)	EUR	600	657
Auris Luxembourg II SA 8.00%, 1/15/2023 (b)	EUR	3,570	4,133
FAGE International SA 5.63%, 8/15/2026 (a)		2,450	2,125
Galapagos SA 5.38%, 6/15/2021 (b)	EUR	975	816
Garfunkelux Holdco 2 SA 11.00%, 11/1/2023 (b)	GBP	600	612
Garfunkelux Holdco 3 SA 7.50%, 8/1/2022 (b)	EUR	495	497
INEOS Finance plc 4.00%, 5/1/2023 (b)	EUR	3,000	3,430
INEOS Group Holdings SA
5.38%, 8/1/2024 (b)	EUR	1,150	1,301
5.63%, 8/1/2024 (a)		500	465
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)		1,073	1,003
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		1,312	1,158
8.00%, 2/15/2024 (a)		1,067	1,116
8.50%, 10/15/2024 (a)		1,351	1,338
Intelsat Luxembourg SA
7.75%, 6/1/2021		435	410
8.13%, 6/1/2023		490	404
Matterhorn Telecom Holding SA 4.88%, 5/1/2023 (b)	EUR	1,600	1,729
Matterhorn Telecom SA 3.88%, 5/1/2022 (b)	EUR	3,900	4,331
Monitchem HoldCo 3 SA 5.25%, 6/15/2021 (b)	EUR	1,255	1,371
Picard Bondco SA 5.50%, 11/30/2024 (a)	EUR	1,300	1,334
Samsonite Finco SARL 3.50%, 5/15/2026 (b)	EUR	592	612
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (b) (c) (d) (e)	EUR	4,350	5,008
Telenet Finance VI Luxembourg SCA 4.88%, 7/15/2027 (b)	EUR	2,970	3,599

			54,207

Mauritius — 0.1%
Liquid Telecommunications Financing plc 8.50%, 7/13/2022 (b)		1,357	1,360

Mexico — 0.9%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (c) (d) (e)		2,670	2,497
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.45%), 5.75%, 10/4/2031 (a) (d)		1,885	1,635
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (d)		1,900	1,789
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (d)		4,300	3,591
Cemex SAB de CV
5.70%, 1/11/2025 (a)		335	317
6.13%, 5/5/2025 (a)		600	578
7.75%, 4/16/2026 (a)		940	984
Comision Federal de Electricidad 4.75%, 2/23/2027 (b)		900	820
Elementia SAB de CV 5.50%, 1/15/2025 (a)		1,940	1,746
Nemak SAB de CV 4.75%, 1/23/2025 (a)		4,300	3,983
Petroleos Mexicanos
4.88%, 1/24/2022		3,020	2,908
5.35%, 2/12/2028 (b)		4,757	4,089

			24,937

Morocco — 0.2%
OCP SA
5.63%, 4/25/2024 (b)		1,200	1,204
4.50%, 10/22/2025 (b)		3,360	3,142

			4,346

Netherlands — 1.0%
ABN AMRO Bank NV 4.75%, 7/28/2025 (a)		3,555	3,518
Hema Bondco I BV (EURIBOR 3 Month + 6.25%), 6.25%, 7/15/2022 (b) (d)	EUR	1,200	1,192
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (b) (c) (d) (e)		1,950	1,950
Lincoln Finance Ltd. 6.88%, 4/15/2021 (b)	EUR	1,600	1,857

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Netherlands — continued
Sigma Holdco BV 5.75%, 5/15/2026 (b)	EUR	1,993	2,018
Sunshine Mid BV
6.50%, 5/15/2026 (a)	EUR	1,250	1,318
6.50%, 5/15/2026 (b)	EUR	1,150	1,213
UPC Holding BV 5.50%, 1/15/2028 (a)		200	182
UPCB Finance IV Ltd.
5.38%, 1/15/2025 (a)		1,950	1,871
4.00%, 1/15/2027 (b)	EUR	1,935	2,245
UPCB Finance VII Ltd. 3.63%, 6/15/2029 (b)	EUR	1,450	1,597
Ziggo Bond Co. BV
4.63%, 1/15/2025 (b)	EUR	3,900	4,291
5.88%, 1/15/2025 (a)		340	310
Ziggo BV
3.75%, 1/15/2025 (b)	EUR	2,400	2,698
4.25%, 1/15/2027 (b)	EUR	2,000	2,239

			28,499

Nigeria — 0.1%
IHS Netherlands Holdco BV 9.50%, 10/27/2021 (a)		1,600	1,608
United Bank for Africa plc 7.75%, 6/8/2022 (b)		1,200	1,189

			2,797

Norway — 0.0% (f)
Aker BP ASA 5.88%, 3/31/2025 (a)		255	254

Panama — 0.0% (f)
Global Bank Corp. 5.13%, 10/30/2019 (b)		700	703

Peru — 0.3%
Nexa Resources SA 5.38%, 5/4/2027 (b)		5,950	5,727
Southern Copper Corp. 5.88%, 4/23/2045		3,070	3,035

			8,762

Portugal — 0.5%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (b) (d)	EUR	2,800	3,360
EDP Finance BV
5.25%, 1/14/2021 (a)		400	408
2.38%, 3/23/2023 (b)	EUR	2,000	2,393
3.63%, 7/15/2024 (a)		6,630	6,218

			12,379

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022 (b)		2,600	2,503
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020 (b)		1,365	1,382

			3,885

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 4/10/2022 (b)		2,431	2,276

South Korea — 0.2%
Woori Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 5/16/2022 (b) (c) (d) (e)		4,150	4,029

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021 (b) (c) (d) (e)	EUR	2,400	2,959
Banco Santander SA 3.25%, 4/4/2026 (b)	EUR	800	919
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b) (c) (d) (e)	EUR	5,200	6,100
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (b) (d)	EUR	2,000	2,330
Cellnex Telecom SA 2.88%, 4/18/2025 (b)	EUR	1,200	1,388
Cirsa Finance International SARL
6.25%, 12/20/2023 (a)	EUR	1,439	1,650
6.25%, 12/20/2023 (b)	EUR	1,000	1,147
eDreams ODIGEO SA 5.50%, 9/1/2023 (a)	EUR	2,000	2,151
Gestamp Funding Luxembourg SA 3.50%, 5/15/2023 (b)	EUR	1,646	1,845
Grifols SA 3.20%, 5/1/2025 (b)	EUR	1,800	2,018
Grupo-Antolin Irausa SA 3.25%, 4/30/2024 (b)	EUR	1,500	1,499
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (b) (c) (d) (e)	EUR	2,000	2,326
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b) (d)	EUR	4,000	4,589
Telefonica Emisiones SAU 4.67%, 3/6/2038		930	822
Telefonica Europe BV
(EUR Swap Annual 5 Year + 3.81%), 4.20%, 12/4/2019 (b) (c) (d) (e)	EUR	500	578
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 6/7/2023 (b) (c) (d) (e)	EUR	2,900	3,020

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Spain — continued
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 12/4/2023 (b) (c) (d) (e)	EUR	1,700	1,784
(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024 (b) (c) (d) (e)	EUR	5,700	6,905
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 9/22/2026 (b) (c) (d) (e)	EUR	500	514

			44,544

Sweden — 0.3%
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024 (b)	EUR	1,150	1,294
Verisure Midholding AB
5.75%, 12/1/2023 (b)	EUR	2,900	3,232
5.75%, 12/1/2023 (a)	EUR	126	140
Volvo Car AB
3.25%, 5/18/2021 (b)	EUR	1,350	1,595
2.00%, 1/24/2025 (b)	EUR	2,350	2,482

			8,743

Switzerland — 1.1%
Credit Suisse AG 6.50%, 8/8/2023 (a)		1,938	2,030
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (c) (d) (e)		7,280	7,407
4.28%, 1/9/2028 (a)		1,575	1,501
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (d)		1,585	1,462
Dufry Finance SCA 4.50%, 8/1/2023 (b)	EUR	2,200	2,570
Dufry One BV 2.50%, 10/15/2024 (b)	EUR	2,550	2,800
Glencore Finance Europe Ltd. 1.63%, 1/18/2022 (b)	EUR	900	1,024
Kongsberg Actuation Systems BV
5.00%, 7/15/2025 (a)	EUR	820	875
5.00%, 7/15/2025 (b)	EUR	750	801
UBS AG 5.13%, 5/15/2024 (b)		1,404	1,383
UBS Group AG (EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b) (c) (d) (e)	EUR	4,950	6,003
UBS Group Funding Switzerland AG
(USD Swap Semi 5 Year + 5.46%), 7.13%, 2/19/2020 (b) (c) (d) (e)		723	728
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (d) (e)		2,750	2,826

			31,410

Turkey — 0.3%
Akbank T.A.S. (USD Swap Semi 5 Year + 4.03%), 6.80%, 4/27/2028 (b) (d)		2,908	2,301
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023 (b)		3,103	2,808
QNB Finansbank A/S 6.25%, 4/30/2019 (b)		700	699
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022 (b)		3,340	3,056

			8,864

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022 (a)		164	155
5.00%, 8/1/2024 (a)		205	192
EMG SUKUK Ltd. 4.56%, 6/18/2024 (b)		2,800	2,720
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (a)		898	846

			3,913

United Kingdom — 3.2%
Algeco Global Finance plc 6.50%, 2/15/2023 (b)	EUR	2,800	3,116
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (c) (d) (e)		294	273
4.38%, 9/11/2024		2,800	2,601
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/2025 (b) (d)	EUR	1,632	1,839
5.20%, 5/12/2026		695	662
4.84%, 5/9/2028		710	641
BAT Capital Corp.
3.56%, 8/15/2027		4,895	4,360
4.39%, 8/15/2037		4,260	3,607
British Telecommunications plc 1.75%, 3/10/2026 (b)	EUR	2,500	2,799
CNH Industrial Finance Europe SA 2.88%, 5/17/2023 (b)	EUR	700	838
CPUK Finance Ltd. 4.25%, 8/28/2022 (b)	GBP	2,300	2,870
EC Finance plc 2.38%, 11/15/2022 (b)	EUR	600	667
Fiat Chrysler Automobiles NV
4.50%, 4/15/2020		273	273
5.25%, 4/15/2023		200	200
3.75%, 3/29/2024 (b)	EUR	3,900	4,714
Fiat Chrysler Finance Europe SA 4.75%, 3/22/2021 (b)	EUR	500	611
Galaxy Bidco Ltd. 6.38%, 11/15/2020 (b)	GBP	1,400	1,766
HSBC Holdings plc (EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023 (b) (c) (d) (e)	EUR	2,700	3,263
4.25%, 3/14/2024		3,095	3,032

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United Kingdom — continued
(ICE LIBOR USD 3 Month + 1.00%), 3.64%, 5/18/2024 (d)		8,991	8,851
Iceland Bondco plc
6.75%, 7/15/2024 (b)	GBP	1,400	1,757
4.63%, 3/15/2025 (b)	GBP	1,375	1,525
Jaguar Land Rover Automotive plc
4.25%, 11/15/2019 (a)		200	198
4.50%, 10/1/2027 (a)		411	303
KCA Deutag UK Finance plc
7.25%, 5/15/2021 (a)		410	334
9.88%, 4/1/2022 (a)		400	328
New Look Secured Issuer plc 6.50%, 7/1/2022 (b)	GBP	2,050	1,303
Nomad Foods Bondco plc 3.25%, 5/15/2024 (b)	EUR	2,050	2,309
Pizzaexpress Financing 2 plc 6.63%, 8/1/2021 (b)	GBP	1,180	1,278
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.63%, 8/15/2021 (c) (d) (e)		2,000	2,060
6.13%, 12/15/2022		1,645	1,670
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (d)		3,185	3,035
6.00%, 12/19/2023		512	515
Santander UK Group Holdings plc
1.13%, 9/8/2023 (b)	EUR	433	468
4.75%, 9/15/2025 (a)		1,520	1,422
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (b)	EUR	3,250	3,886
Tesco Corporate Treasury Services plc 2.50%, 7/1/2024 (b)	EUR	7,700	8,974
Tesco plc 6.13%, 2/24/2022	GBP	1,000	1,418
Virgin Media Finance plc
4.50%, 1/15/2025 (b)	EUR	3,100	3,510
5.75%, 1/15/2025 (a)		200	190
Virgin Media Secured Finance plc
5.25%, 1/15/2026 (a)		405	379
5.50%, 8/15/2026 (a)		775	730
Worldpay Finance plc 3.75%, 11/15/2022 (b)	EUR	2,700	3,261

			87,836

United States — 24.5%
21st Century Fox America, Inc. 4.95%, 10/15/2045		2,500	2,649
A10 Revolving Asset Financing LLC + 0.00%), 8.81%, 1/9/2020 ‡ (d)		250	250
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		330	323
ACCO Brands Corp. 5.25%, 12/15/2024 (a)		920	849
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)		844	831
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (b)	EUR	1,725	1,562
ADT Security Corp. (The) 4.13%, 6/15/2023		665	620
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)		561	502
Air Lease Corp. 3.00%, 9/15/2023		1,260	1,182
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)		1,275	1,058
AK Steel Corp.
6.38%, 10/15/2025		295	240
7.00%, 3/15/2027		335	278
Albertsons Cos. LLC
6.63%, 6/15/2024		1,581	1,524
5.75%, 3/15/2025		1,471	1,313
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (a)		350	361
Alliance Data Systems Corp.
5.88%, 11/1/2021 (a)		509	516
5.38%, 8/1/2022 (a)		543	540
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)		777	699
Ally Financial, Inc.
4.13%, 2/13/2022		945	931
4.63%, 5/19/2022		365	365
4.63%, 3/30/2025		640	629
8.00%, 11/1/2031		255	297
Altria Group, Inc.
4.00%, 1/31/2024		1,500	1,498
4.25%, 8/9/2042		1,165	1,001
3.88%, 9/16/2046		965	776
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		2,065	1,869
5.88%, 11/15/2026		130	116
6.13%, 5/15/2027		107	94
AMC Networks, Inc.
5.00%, 4/1/2024		258	248
4.75%, 8/1/2025		278	259
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		367	366
6.25%, 4/1/2025		3,865	3,595
6.25%, 3/15/2026		288	261
6.50%, 4/1/2027		900	817
American International Group, Inc. 3.90%, 4/1/2026		4,250	4,034
American Tower Corp. REIT, 1.38%, 4/4/2025	EUR	2,170	2,416
AmeriGas Partners LP 5.50%, 5/20/2025		505	468
Amkor Technology, Inc. 6.38%, 10/1/2022		1,000	1,005
Andeavor Logistics LP 6.25%, 10/15/2022		375	384
Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.88%, 2/15/2023 (c) (d) (e)		327	303

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Antero Resources Corp.
5.38%, 11/1/2021		250	249
5.13%, 12/1/2022		1,600	1,568
Aramark International Finance SARL 3.13%, 4/1/2025 (b)	EUR	2,000	2,328
Arconic, Inc.
5.13%, 10/1/2024		689	668
5.90%, 2/1/2027		754	724
6.75%, 1/15/2028		83	81
AT&T, Inc.
3.15%, 9/4/2036	EUR	900	960
4.30%, 12/15/2042		80	66
4.75%, 5/15/2046		880	759
Avaya, Inc. 7.00%, 4/1/2019 ‡ (i)		1,120	—	(j)
Avis Budget Car Rental LLC
5.50%, 4/1/2023		955	942
6.38%, 4/1/2024 (a)		925	902
5.25%, 3/15/2025 (a)		600	535
Avis Budget Finance plc 4.13%, 11/15/2024 (b)	EUR	2,150	2,430
Axalta Coating Systems LLC 4.25%, 8/15/2024 (b)	EUR	2,500	2,857
Ball Corp. 4.38%, 12/15/2023	EUR	2,900	3,653
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)		1,021	961
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)		2,620	2,555
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)		12,205	11,703
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (c) (d) (e)		466	476
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (c) (d) (e)		235	237
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (c) (d) (e)		474	494
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (c) (d) (e)		6,630	6,332
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)		1,875	1,804
Bausch Health Cos., Inc.
5.63%, 12/1/2021 (a)		85	85
6.50%, 3/15/2022 (a)		123	127
5.50%, 3/1/2023 (a)		114	110
4.50%, 5/15/2023 (b)	EUR	3,700	4,105
5.88%, 5/15/2023 (a)		4,800	4,662
7.00%, 3/15/2024 (a)		263	275
6.13%, 4/15/2025 (a)		3,500	3,286
5.50%, 11/1/2025 (a)		301	296
9.00%, 12/15/2025 (a)		1,073	1,132
Becton Dickinson and Co. 1.40%, 5/24/2023	EUR	471	537
Belden, Inc. 3.38%, 7/15/2027 (b)	EUR	2,500	2,661
Berry Global, Inc. 5.50%, 5/15/2022		400	400
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)		1,515	1,500
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)		175	170
Boyd Gaming Corp.
6.88%, 5/15/2023		1,181	1,225
6.38%, 4/1/2026		545	542
Boyne USA, Inc. 7.25%, 5/1/2025 (a)		427	444
Brink’s Co. (The) 4.63%, 10/15/2027 (a)		210	193
Broadcom Corp.
3.63%, 1/15/2024		2,550	2,412
3.50%, 1/15/2028		2,031	1,761
Buckeye Partners LP 3.95%, 12/1/2026		1,970	1,763
(ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (d)		423	366
Cablevision Systems Corp. 8.00%, 4/15/2020		782	813
California Resources Corp. 8.00%, 12/15/2022 (a)		401	305
Callon Petroleum Co. 6.13%, 10/1/2024		244	235
Calpine Corp. 6.00%, 1/15/2022 (a)		1,000	1,001
Camelot Finance SA 7.88%, 10/15/2024 (a)		570	563
Capital One Financial Corp.
3.50%, 6/15/2023		1,615	1,571
4.20%, 10/29/2025		3,000	2,865
3.80%, 1/31/2028		2,930	2,693
Carlyle Promissory Note 4.44%, 7/15/2019 ‡		6	6
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023		250	238
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (a)		117	111
CBS Radio, Inc. 7.25%, 11/1/2024 (a)		884	846
CCO Holdings LLC
5.75%, 9/1/2023		205	206
5.75%, 1/15/2024		190	191
5.88%, 4/1/2024 (a)		4,190	4,227
5.38%, 5/1/2025 (a)		500	491
5.75%, 2/15/2026 (a)		4,280	4,280
5.50%, 5/1/2026 (a)		2,635	2,566
5.13%, 5/1/2027 (a)		5,845	5,538

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
5.88%, 5/1/2027 (a)		185	182
5.00%, 2/1/2028 (a)		2,455	2,286
Central Garden & Pet Co. 6.13%, 11/15/2023		1,000	1,015
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021		315	322
Series T, 5.80%, 3/15/2022		360	358
Series W, 6.75%, 12/1/2023		1,380	1,383
Series Y, 7.50%, 4/1/2024		120	123
CF Industries, Inc. 4.50%, 12/1/2026 (a)		2,360	2,314
Charter Communications Operating LLC
4.91%, 7/23/2025		1,333	1,327
5.38%, 5/1/2047		664	593
Chemours Co. (The)
6.63%, 5/15/2023		735	746
7.00%, 5/15/2025		195	197
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025		593	611
Cheniere Energy Partners LP
5.25%, 10/1/2025		230	224
5.63%, 10/1/2026 (a)		265	258
Chesapeake Energy Corp.
4.88%, 4/15/2022		401	373
8.00%, 1/15/2025		1,054	1,015
8.00%, 6/15/2027		596	566
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)		399	350
8.00%, 10/15/2025 (a)		405	358
Cinemark USA, Inc. 5.13%, 12/15/2022		210	208
CIT Group, Inc.
4.75%, 2/16/2024		2	2
5.25%, 3/7/2025		168	169
CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)		363	360
Citigroup, Inc. 2.40%, 2/18/2020		2,690	2,659
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (c) (d) (e)		3,488	3,507
2.65%, 10/26/2020		2,695	2,649
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)		3,660	3,574
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (d)		1,265	1,213
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020		4,045	4,040
Series B, 6.50%, 11/15/2022		8,483	8,613
Clearwater Paper Corp. 4.50%, 2/1/2023		620	561
Clearway Energy Operating LLC 5.38%, 8/15/2024		224	212
5.75%, 10/15/2025 (a)		290	279
CNG Holdings, Inc. 9.38%, 5/15/2020 (a)		790	735
CNO Financial Group, Inc. 5.25%, 5/30/2025		500	488
CNX Midstream Partners LP 6.50%, 3/15/2026 (a)		125	121
Cogent Communications Finance, Inc. 5.63%, 4/15/2021 (a)		1,000	1,002
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)		535	536
Comcast Corp.
3.95%, 10/15/2025		5,395	5,376
4.60%, 8/15/2045		2,310	2,215
3.40%, 7/15/2046		2,000	1,601
4.70%, 10/15/2048		2,790	2,723
Commercial Metals Co. 4.88%, 5/15/2023		355	340
CommScope Technologies LLC
6.00%, 6/15/2025 (a)		2,394	2,218
5.00%, 3/15/2027 (a)		142	117
CommScope, Inc. 5.50%, 6/15/2024 (a)		681	628
Community Health Systems, Inc.
5.13%, 8/1/2021		323	306
6.88%, 2/1/2022		837	414
6.25%, 3/31/2023		441	409
8.63%, 1/15/2024 (a)		777	790
8.13%, 6/30/2024 (a)		1,138	868
Concho Resources, Inc. 3.75%, 10/1/2027		1,123	1,043
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)		367	348
Constellium NV
6.63%, 3/1/2025 (a)		545	522
4.25%, 2/15/2026 (a)	EUR	541	571
4.25%, 2/15/2026 (b)	EUR	1,900	2,006
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)		1,345	1,224
CoreCivic, Inc. REIT, 4.63%, 5/1/2023		800	741
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)		217	205
Coty, Inc.
4.00%, 4/15/2023 (b)	EUR	2,308	2,370
6.50%, 4/15/2026 (a)		1,190	1,047
Covanta Holding Corp. 5.88%, 3/1/2024		158	152
Crestwood Midstream Partners LP 6.25%, 4/1/2023 (g)		485	481
Crown Americas LLC 4.75%, 2/1/2026 (a)		274	264
Crown European Holdings SA
4.00%, 7/15/2022 (b)	EUR	3,250	4,001
2.63%, 9/30/2024 (b)	EUR	2,800	3,150
CSC Holdings LLC
6.75%, 11/15/2021		242	254

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
10.13%, 1/15/2023 (a)		1,200	1,299
5.38%, 7/15/2023 (a)		360	357
5.25%, 6/1/2024		320	304
6.63%, 10/15/2025 (a)		659	685
10.88%, 10/15/2025 (a)		1,370	1,579
5.50%, 5/15/2026 (a)		535	518
5.50%, 4/15/2027 (a)		605	581
CSI Compressco LP 7.50%, 4/1/2025 (a)		170	166
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)		1,224	1,022
CVR Partners LP 9.25%, 6/15/2023 (a)		1,690	1,775
CVS Health Corp. 4.30%, 3/25/2028		2,535	2,469
CyrusOne LP REIT, 5.00%, 3/15/2024		153	152
Dana, Inc. 5.50%, 12/15/2024		1,910	1,819
Darling Global Finance BV
3.63%, 5/15/2026 (a)	EUR	1,428	1,620
3.63%, 5/15/2026 (b)	EUR	850	965
DaVita, Inc.
5.13%, 7/15/2024		116	112
5.00%, 5/1/2025		800	752
DCP Midstream Operating LP
3.88%, 3/15/2023		580	555
6.75%, 9/15/2037 (a)		535	539
Dean Foods Co. 6.50%, 3/15/2023 (a)		314	276
Delek Logistics Partners LP 6.75%, 5/15/2025		429	421
Dell International LLC
7.13%, 6/15/2024 (a)		637	668
6.02%, 6/15/2026 (a)		5,145	5,203
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		286	255
Diamondback Energy, Inc. 4.75%, 11/1/2024		150	145
Diebold Nixdorf, Inc. 8.50%, 4/15/2024		620	383
DISH DBS Corp.
6.75%, 6/1/2021		754	766
5.88%, 7/15/2022		425	405
5.00%, 3/15/2023		1,309	1,145
5.88%, 11/15/2024		5,821	4,963
7.75%, 7/1/2026		2,651	2,351
DJO Finance LLC 8.13%, 6/15/2021 (a)		500	518
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)		283	266
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)		993	1,003
Eldorado Resorts, Inc.
6.00%, 4/1/2025		643	627
6.00%, 9/15/2026 (a)		199	192
Embarq Corp. 8.00%, 6/1/2036		2,259	2,121
EMC Corp. 2.65%, 6/1/2020		440	428
Encompass Health Corp.
5.75%, 11/1/2024		1,070	1,072
5.75%, 9/15/2025		650	644
Endo Dac
6.00%, 7/15/2023 (a)		423	351
6.00%, 2/1/2025 (a) (g)		285	225
Endo Finance LLC 5.75%, 1/15/2022 (a)		152	135
Energizer Gamma Acquisition BV
4.63%, 7/15/2026 (a)	EUR	1,417	1,527
4.63%, 7/15/2026 (b)	EUR	500	539
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)		1,400	1,285
Energy Transfer Operating LP Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (c) (d) (e)		354	312
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (c) (d) (e)		140	112
Ensco plc
8.00%, 1/31/2024		156	142
5.20%, 3/15/2025		656	491
7.75%, 2/1/2026		211	174
Entegris, Inc. 4.63%, 2/10/2026 (a)		1,210	1,120
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)		1,530	1,461
Enterprise Products Operating LLC
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.87%, 8/16/2077 (d)		98	86
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (d)		1,960	1,669
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (d)		233	200
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)		937	878
EP Energy LLC
9.38%, 5/1/2024 (a)		1,990	1,094
8.00%, 11/29/2024 (a)		710	618
8.00%, 2/15/2025 (a)		760	380
7.75%, 5/15/2026 (a)		617	594
Equinix, Inc.
REIT, 5.75%, 1/1/2025		27	27
REIT, 2.88%, 10/1/2025	EUR	5,275	5,777
REIT, 5.88%, 1/15/2026		2,076	2,107
REIT, 5.38%, 5/15/2027		485	478
ESH Hospitality, Inc.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
REIT, 5.25%, 5/1/2025 (a)		951	909
Exela Intermediate LLC 10.00%, 7/15/2023 (a)		905	914
Exelon Generation Co. LLC 4.25%, 6/15/2022		1,565	1,578
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)		650	637
First Data Corp.
5.38%, 8/15/2023 (a)		1,890	1,902
7.00%, 12/1/2023 (a)		559	579
5.00%, 1/15/2024 (a)		45	44
5.75%, 1/15/2024 (a)		2,614	2,624
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		4,885	4,677
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		1,045	994
3.88%, 3/15/2023		820	764
5.40%, 11/14/2034		525	442
Frontier Communications Corp.
7.13%, 3/15/2019		355	355
10.50%, 9/15/2022		49	39
6.88%, 1/15/2025		1,290	700
11.00%, 9/15/2025		646	455
8.50%, 4/1/2026 (a)		330	300
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)		733	655
GCI LLC 6.88%, 4/15/2025		500	499
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		2,975	2,399
General Electric Co.
3.45%, 5/15/2024		748	669
2.13%, 5/17/2037	EUR	400	344
6.15%, 8/7/2037		310	293
5.88%, 1/14/2038		85	79
4.50%, 3/11/2044		3,550	2,824
General Motors Co.
5.15%, 4/1/2038		1,600	1,362
5.20%, 4/1/2045		2,035	1,698
General Motors Financial Co., Inc. 4.00%, 1/15/2025		3,000	2,818
Genesis Energy LP 6.00%, 5/15/2023		641	599
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (a)		801	865
GEO Group, Inc. (The)
REIT, 5.13%, 4/1/2023		1,105	997
REIT, 5.88%, 10/15/2024		1,465	1,319
Global Partners LP 7.00%, 6/15/2023		591	582
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)		939	920
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 5/10/2019 (c) (d) (e)		225	225
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (c) (d) (e)		4,681	4,681
2.35%, 11/15/2021		2,575	2,458
1.38%, 7/26/2022 (b)	EUR	500	575
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c) (d) (e)		6,615	5,838
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)		945	906
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)		2,220	2,119
4.25%, 10/21/2025		1,815	1,751
(ICE LIBOR USD 3 Month + 1.17%), 3.79%, 5/15/2026 (d)		3,806	3,717
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (c) (d) (e)		484	455
3.50%, 11/16/2026		6,460	5,953
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (d)		3,824	3,551
Goodman Networks, Inc. 8.00%, 5/11/2022 ‡		9	4
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		962	865
Graham Holdings Co. 5.75%, 6/1/2026 (a)		188	190
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)		373	379
Gray Television, Inc.
5.13%, 10/15/2024 (a)		26	25
5.88%, 7/15/2026 (a)		400	389
Gulfport Energy Corp.
6.00%, 10/15/2024		835	764
6.38%, 1/15/2026		126	112
H&E Equipment Services, Inc. 5.63%, 9/1/2025		205	191
Halcon Resources Corp. 6.75%, 2/15/2025		241	185
Harris Corp. 4.85%, 4/27/2035		3,820	3,797
HCA, Inc.
5.88%, 5/1/2023		1,599	1,655
5.00%, 3/15/2024		300	301
5.38%, 2/1/2025		7,855	7,904
5.25%, 4/15/2025		500	505
5.88%, 2/15/2026		3,070	3,162
Hecla Mining Co. 6.88%, 5/1/2021		330	328
Herc Rentals, Inc. 7.75%, 6/1/2024 (a)		1,019	1,077

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Hertz Corp. (The)
7.63%, 6/1/2022 (a)		2,230	2,196
6.25%, 10/15/2022		385	338
5.50%, 10/15/2024 (a)		1,475	1,169
Hertz Holdings Netherlands BV
4.13%, 10/15/2021 (b)	EUR	600	677
5.50%, 3/30/2023 (a)	EUR	1,724	1,942
Hilcorp Energy I LP
5.00%, 12/1/2024 (a)		1,000	907
6.25%, 11/1/2028 (a)		450	422
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)		1,705	1,733
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026 (a)		200	196
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		122	122
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		130	126
4.88%, 4/1/2027		987	941
Hologic, Inc. 4.38%, 10/15/2025 (a)		247	235
Home Depot, Inc. (The) 3.90%, 12/6/2028		2,180	2,185
Hughes Satellite Systems Corp.
5.25%, 8/1/2026		298	278
6.63%, 8/1/2026		348	324
Huntsman International LLC 4.25%, 4/1/2025	EUR	3,100	3,861
Icahn Enterprises LP
5.88%, 2/1/2022		776	779
6.38%, 12/15/2025		713	704
iHeartCommunications, Inc. 9.00%, 12/15/2019 (i)		3,270	2,338
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.78%, 12/21/2065 ‡ (a) (d)		500	422
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 5.03%, 12/21/2065 ‡ (a) (d)		535	443
Infor US, Inc. 6.50%, 5/15/2022		2,785	2,771
Informatica LLC 7.13%, 7/15/2023 (a)		1,000	1,005
Ingevity Corp. 4.50%, 2/1/2026 (a)		234	216
Intel Corp. 2.60%, 5/19/2026		337	312
International Game Technology plc
6.25%, 2/15/2022 (a)		1,725	1,777
4.75%, 2/15/2023 (b)	EUR	4,250	5,109
3.50%, 7/15/2024 (b)	EUR	900	1,007
IQVIA, Inc.
4.88%, 5/15/2023 (a)		82	81
3.50%, 10/15/2024 (b)	EUR	5,550	6,378
3.25%, 3/15/2025 (b)	EUR	2,700	3,011
5.00%, 10/15/2026 (a)		1,390	1,338
IRB Holding Corp. 6.75%, 2/15/2026 (a)		186	172
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		645	616
REIT, 3.00%, 1/15/2025 (b)	EUR	2,350	2,569
REIT, 4.88%, 9/15/2027 (a)		237	210
REIT, 5.25%, 3/15/2028 (a)		297	269
ITC Holdings Corp. 3.35%, 11/15/2027		3,290	3,082
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)		590	605
Jaguar Holding Co. II 6.38%, 8/1/2023 (a)		44	43
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)		36	34
JBS USA LUX SA
7.25%, 6/1/2021 (a)		1,188	1,201
5.75%, 6/15/2025 (a)		1,247	1,207
6.75%, 2/15/2028 (a)		372	358
Kennedy-Wilson, Inc. 5.88%, 4/1/2024		257	244
Kinetic Concepts, Inc. 7.88%, 2/15/2021 (a)		1,205	1,226
KLX, Inc. 5.88%, 12/1/2022 (a)		430	443
Koppers, Inc. 6.00%, 2/15/2025 (a)		221	198
Kraft Heinz Foods Co.
5.20%, 7/15/2045		1,655	1,505
4.38%, 6/1/2046		565	460
Kraton Polymers LLC 5.25%, 5/15/2026 (a)	EUR	705	734
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)		505	520
Kronos International, Inc. 3.75%, 9/15/2025 (b)	EUR	1,330	1,355
L Brands, Inc. 5.25%, 2/1/2028		671	592
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022 (a)		236	233
5.25%, 10/1/2025 (a)		128	117
Lamar Media Corp. 5.75%, 2/1/2026		46	47
Lennar Corp.
5.88%, 11/15/2024		94	94
4.75%, 11/29/2027		681	627
Level 3 Financing, Inc.
5.13%, 5/1/2023		198	196
5.38%, 1/15/2024		160	157
5.38%, 5/1/2025		487	474
Level 3 Parent LLC 5.75%, 12/1/2022		1,175	1,175
LKQ European Holdings BV

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
3.63%, 4/1/2026 (a)	EUR	1,599	1,760
3.63%, 4/1/2026 (b)	EUR	700	771
LKQ Italia Bondco SpA 3.88%, 4/1/2024 (b)	EUR	1,800	2,089
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)		484	459
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)		770	789
Mallinckrodt International Finance SA
5.75%, 8/1/2022 (a)		181	164
5.50%, 4/15/2025 (a)		1,135	904
Marathon Petroleum Corp. 4.75%, 9/15/2044		1,202	1,070
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)		332	331
Martin Marietta Materials, Inc. 3.50%, 12/15/2027		2,770	2,513
Martin Midstream Partners LP 7.25%, 2/15/2021		543	527
Masco Corp.
4.38%, 4/1/2026		2,203	2,171
3.50%, 11/15/2027		358	325
Masonite International Corp. 5.75%, 9/15/2026 (a)		302	285
MasTec, Inc. 4.88%, 3/15/2023		650	630
Match Group, Inc. 5.00%, 12/15/2027 (a)		58	54
Mattel, Inc.
3.15%, 3/15/2023		243	206
6.75%, 12/31/2025 (a)		419	395
MetLife, Inc.
3.00%, 3/1/2025		1,920	1,821
6.40%, 12/15/2036		435	439
MGM Resorts International 6.00%, 3/15/2023		3,645	3,704
Mohawk Industries, Inc. 2.00%, 1/14/2022	EUR	1,100	1,273
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019 (c) (d) (e)		2,670	2,673
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (c) (d) (e)		2,470	2,492
3.70%, 10/23/2024		3,110	3,025
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)		615	581
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (d)		3,985	3,560
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)		643	641
MSCI, Inc.
5.25%, 11/15/2024 (a)		155	156
5.38%, 5/15/2027 (a)		189	187
Nabors Industries, Inc. 5.50%, 1/15/2023		325	286
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (a)		410	414
9.13%, 7/15/2026 (a)		369	373
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (a)		2,894	1,404
Netflix, Inc.
5.75%, 3/1/2024		200	204
4.38%, 11/15/2026		364	335
4.88%, 4/15/2028		1,850	1,707
4.63%, 5/15/2029 (a)	EUR	2,000	2,224
New Albertsons LP
7.45%, 8/1/2029		197	160
8.70%, 5/1/2030		22	19
8.00%, 5/1/2031		480	406
New Home Co., Inc. (The) 7.25%, 4/1/2022		295	286
Newfield Exploration Co. 5.75%, 1/30/2022		190	194
Nexstar Broadcasting, Inc. 5.88%, 11/15/2022		233	235
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)		238	224
4.50%, 9/15/2027 (a)		161	148
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)		160	153
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)		520	507
Nielsen Finance LLC 5.00%, 4/15/2022 (a)		2,089	2,043
Noble Energy, Inc. 3.85%, 1/15/2028		3,590	3,275
Noble Holding International Ltd.
7.75%, 1/15/2024		219	192
7.88%, 2/1/2026 (a)		352	328
Northern Oil and Gas, Inc. 8.50%, (Blend (cash 8.50% + PIK 1.00%), 5/15/2023 (a) (h)		122	120
Novelis Corp.
6.25%, 8/15/2024 (a)		385	381
5.88%, 9/30/2026 (a)		780	727
NRG Energy, Inc.
6.25%, 5/1/2024		690	705
6.63%, 1/15/2027		630	642
5.75%, 1/15/2028		250	244
Nuance Communications, Inc. 5.63%, 12/15/2026		861	827
NuStar Logistics LP 5.63%, 4/28/2027		200	189
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)		240	229
Oasis Petroleum, Inc.
6.88%, 3/15/2022		5	5
6.88%, 1/15/2023		2,020	1,990
OI European Group BV 4.88%, 3/31/2021 (b)	EUR	1,000	1,224

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
4.00%, 3/15/2023 (a)		190	178
3.13%, 11/15/2024 (b)	EUR	500	566
ONEOK, Inc. 4.00%, 7/13/2027		3,720	3,501
Outfront Media Capital LLC
5.25%, 2/15/2022		5	5
5.63%, 2/15/2024		150	150
5.88%, 3/15/2025		546	547
Owens Corning 4.30%, 7/15/2047		3,295	2,516
Owens-Brockway Glass Container, Inc. 5.38%, 1/15/2025 (a)		500	479
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)		504	486
PBF Logistics LP 6.88%, 5/15/2023		160	160
Peabody Energy Corp. 6.00%, 3/31/2022 (a)		165	163
Penn Virginia Corp. 8.50%, 5/1/2020 ‡ (i)		300	1
Penske Automotive Group, Inc. 5.50%, 5/15/2026		681	630
PetSmart, Inc.
7.13%, 3/15/2023 (a)		1,833	1,228
5.88%, 6/1/2025 (a)		1,773	1,356
8.88%, 6/1/2025 (a)		370	251
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)		274	277
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)		702	683
5.88%, 9/30/2027 (a)		305	288
Plantronics, Inc. 5.50%, 5/31/2023 (a)		1,035	1,001
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (a) (h)		466	463
Post Holdings, Inc.
5.50%, 3/1/2025 (a)		915	873
5.00%, 8/15/2026 (a)		18	17
5.75%, 3/1/2027 (a)		825	773
PPL Capital Funding, Inc. 3.10%, 5/15/2026		3,860	3,567
Prime Security Services Borrower LLC 9.25%, 5/15/2023 (a)		1,200	1,272
PSPC Escrow Corp. 6.00%, 2/1/2023 (b)	EUR	2,150	2,504
PVH Corp. 3.13%, 12/15/2027 (b)	EUR	2,600	2,810
QEP Resources, Inc.
6.88%, 3/1/2021		88	92
5.38%, 10/1/2022		515	507
5.63%, 3/1/2026		97	89
Quad/Graphics, Inc. 7.00%, 5/1/2022		15	15
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)		960	910
5.25%, 1/15/2028 (a)		5	4
Qwest Capital Funding, Inc.
6.88%, 7/15/2028		119	104
7.75%, 2/15/2031		359	306
Qwest Corp. 7.25%, 9/15/2025		50	53
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)		308	261
Radian Group, Inc. 4.50%, 10/1/2024		483	456
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)		925	856
Range Resources Corp. 5.00%, 3/15/2023		208	196
Realty Income Corp. REIT, 3.65%, 1/15/2028		1,570	1,497
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (a)		181	179
8.25%, 11/15/2026 (a)		186	177
Revlon Consumer Products Corp. 6.25%, 8/1/2024		400	235
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020		2,355	2,352
6.88%, 2/15/2021 (g)		381	383
Rite Aid Corp. 6.13%, 4/1/2023 (a)		1,260	1,084
Rockwell Collins, Inc. 3.50%, 3/15/2027		6,830	6,422
Roper Technologies, Inc. 3.80%, 12/15/2026		3,855	3,691
Rowan Cos., Inc.
4.88%, 6/1/2022		379	341
7.38%, 6/15/2025		318	282
SBA Communications Corp. REIT, 4.88%, 9/1/2024		330	321
Scientific Games International, Inc.
10.00%, 12/1/2022		504	523
5.00%, 10/15/2025 (a)		732	685
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		825	835
5.25%, 12/15/2026		1,695	1,585
Sealed Air Corp. 5.13%, 12/1/2024 (a)		250	244
SemGroup Corp.
5.63%, 11/15/2023		621	578
7.25%, 3/15/2026		595	571
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (a)		675	678
Sempra Energy 3.80%, 2/1/2038		3,420	2,887
Sensata Technologies BV
5.63%, 11/1/2024 (a)		600	602
5.00%, 10/1/2025 (a)		129	124
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)		2,065	2,102
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021		2,915	2,794
3.20%, 9/23/2026		3,000	2,701
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	2,750	3,127

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	900	857
Sirius XM Radio, Inc. 4.63%, 5/15/2023 (a)	355	345
6.00%, 7/15/2024 (a)	3,545	3,629
5.38%, 4/15/2025 (a)	230	227
5.00%, 8/1/2027 (a)	477	448
SM Energy Co. 5.00%, 1/15/2024	56	52
Solera LLC 10.50%, 3/1/2024 (a)	423	456
Sotheby’s 4.88%, 12/15/2025 (a)	310	285
Southwestern Energy Co. 6.20%, 1/23/2025 (g)	1,150	1,103
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022	1,335	1,362
Springleaf Finance Corp.
7.75%, 10/1/2021	15	16
5.63%, 3/15/2023	625	602
6.88%, 3/15/2025	335	315
7.13%, 3/15/2026	327	307
Sprint Capital Corp. 8.75%, 3/15/2032	1,280	1,390
Sprint Communications, Inc.
7.00%, 3/1/2020 (a)	630	651
7.00%, 8/15/2020	321	332
6.00%, 11/15/2022	331	331
Sprint Corp.
7.88%, 9/15/2023	6,249	6,562
7.13%, 6/15/2024	1,206	1,224
7.63%, 2/15/2025	4,080	4,197
7.63%, 3/1/2026	756	775
SPX FLOW, Inc. 5.63%, 8/15/2024 (a)	960	928
Standard Industries, Inc. 6.00%, 10/15/2025 (a)	421	410
4.75%, 1/15/2028 (a)	300	263
Staples, Inc. 8.50%, 9/15/2025 (a)	2,666	2,359
Station Casinos LLC 5.00%, 10/1/2025 (a)	235	215
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	312	308
Summit Materials LLC 6.13%, 7/15/2023	275	273
5.13%, 6/1/2025 (a)	436	396
Summit Midstream Holdings LLC 5.50%, 8/15/2022	370	359
Sunoco Logistics Partners Operations LP
5.35%, 5/15/2045	2,010	1,746
5.40%, 10/1/2047	1,150	1,022
Sunoco LP
4.88%, 1/15/2023	172	168
5.50%, 2/15/2026	125	119
5.88%, 3/15/2028	56	53
Synchrony Financial 3.95%, 12/1/2027	71	60
Syneos Health, Inc. 7.50%, 10/1/2024 (a)	540	567
Talen Energy Supply LLC 6.50%, 6/1/2025	679	493
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	325	326
Talos Production LLC 11.00%, 4/3/2022	24	25
Targa Resources Partners LP
5.25%, 5/1/2023	610	608
4.25%, 11/15/2023	495	470
6.75%, 3/15/2024	2,495	2,592
5.00%, 1/15/2028	430	397
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	613	506
TEGNA, Inc. 6.38%, 10/15/2023	548	560
Teleflex, Inc. 5.25%, 6/15/2024	60	60
Tempur Sealy International, Inc. 5.50%, 6/15/2026	1,520	1,433
Tenet Healthcare Corp.
4.50%, 4/1/2021	1,155	1,144
8.13%, 4/1/2022	3,213	3,330
6.75%, 6/15/2023	3,512	3,468
5.13%, 5/1/2025	400	379
Tennant Co. 5.63%, 5/1/2025	287	278
Terex Corp. 5.63%, 2/1/2025 (a)	1,142	1,051
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	287	269
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	344	327
5.00%, 1/31/2028 (a)	435	389
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020 ‡ (i)	375	1
T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	236	—
T-Mobile USA, Inc.
6.50%, 1/15/2024	1,055	1,086
6.38%, 3/1/2025 ‡	2,251	—	(j)
5.13%, 4/15/2025	162	161
6.50%, 1/15/2026 ‡	3,472	215
4.50%, 2/1/2026	113	106
4.75%, 2/1/2028 ‡	236	—
Toll Brothers Finance Corp. 4.88%, 11/15/2025	205	195
TransDigm UK Holdings plc 6.88%, 5/15/2026 (a)	269	266
TransDigm, Inc.
6.50%, 7/15/2024	478	479
6.50%, 5/15/2025	414	413
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	340	331
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	178	174

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)		194	191
Transocean, Inc.
9.00%, 7/15/2023 (a)		389	397
7.25%, 11/1/2025 (a)		375	347
7.50%, 1/15/2026 (a)		417	388
7.50%, 4/15/2031		220	177
6.80%, 3/15/2038		611	437
9.35%, 12/15/2041 (g)		538	484
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)		1,695	1,676
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)		321	283
Tronox Finance plc 5.75%, 10/1/2025 (a)		149	126
Tronox, Inc. 6.50%, 4/15/2026 (a)		344	298
Tutor Perini Corp. 6.88%, 5/1/2025 (a)		561	539
UGI International LLC 3.25%, 11/1/2025 (a)	EUR	621	707
Ultra Resources, Inc.
6.88%, 4/15/2022 ‡ (a)		2,166	1,321
7.13%, 4/15/2025 ‡ (a)		1,095	613
Unit Corp. 6.63%, 5/15/2021		265	256
United Continental Holdings, Inc. 4.25%, 10/1/2022		283	279
United Rentals North America, Inc.
5.75%, 11/15/2024		975	969
5.88%, 9/15/2026		1,195	1,161
6.50%, 12/15/2026		352	353
5.50%, 5/15/2027		2,645	2,496
United States Steel Corp.
6.88%, 8/15/2025		101	96
6.25%, 3/15/2026		490	448
United Technologies Corp.
3.95%, 8/16/2025		2,660	2,629
4.13%, 11/16/2028		4,020	3,948
Uniti Group LP REIT, 6.00%, 4/15/2023 (a)		2,185	2,081
Univar USA, Inc. 6.75%, 7/15/2023 (a)		275	275
Univision Communications, Inc.
6.75%, 9/15/2022 (a)		36	37
5.13%, 5/15/2023 (a)		90	84
5.13%, 2/15/2025 (a)		111	101
US Concrete, Inc. 6.38%, 6/1/2024		305	289
USA Compression Partners LP 6.88%, 4/1/2026 (a)		157	153
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)		225	233
Vantiv LLC 3.88%, 11/15/2025 (b)	GBP	1,350	1,646
Venator Finance SARL 5.75%, 7/15/2025 (a)		350	282
Verizon Communications, Inc. 3.85%, 11/1/2042		710	595
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)		84	81
Vertiv Group Corp. 9.25%, 10/15/2024 (a)		1,795	1,750
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (d)		533	512
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)		250	240
ViaSat, Inc. 5.63%, 9/15/2025 (a)		5	5
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023		1,246	1,355
Vista Outdoor, Inc. 5.88%, 10/1/2023		965	914
Vistra Energy Corp.
7.38%, 11/1/2022		500	519
5.88%, 6/1/2023		653	660
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)		682	671
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)		408	377
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)		422	379
Warner Media LLC 2.95%, 7/15/2026		824	731
Weatherford International LLC
9.88%, 3/1/2025 (a)		100	66
6.80%, 6/15/2037		3	1
Weatherford International Ltd.
4.50%, 4/15/2022		386	255
8.25%, 6/15/2023		120	80
9.88%, 2/15/2024		311	208
6.50%, 8/1/2036		394	221
7.00%, 3/15/2038		25	14
6.75%, 9/15/2040		10	6
5.95%, 4/15/2042		493	276
Welbilt, Inc. 9.50%, 2/15/2024		1,070	1,149
WellCare Health Plans, Inc. 5.25%, 4/1/2025		710	704
Wells Fargo & Co. 4.90%, 11/17/2045		1,210	1,157
WESCO Distribution, Inc. 5.38%, 6/15/2024		325	312
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)		64	60
Western Digital Corp. 4.75%, 2/15/2026		376	344
Western Gas Partners LP 4.75%, 8/15/2028		2,175	2,051

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
United States — continued
Whiting Petroleum Corp.
5.75%, 3/15/2021		1,250	1,235
6.63%, 1/15/2026		150	144
Williams Cos., Inc. (The) 4.00%, 9/15/2025		5,660	5,443
Windstream Services LLC 9.00%, 6/30/2025 (a)		2,488	1,816
WMG Acquisition Corp.
5.63%, 4/15/2022 (a)		135	136
4.13%, 11/1/2024 (b)	EUR	833	977
5.50%, 4/15/2026 (a)		296	287
WPX Energy, Inc.
6.00%, 1/15/2022		81	81
8.25%, 8/1/2023		1,020	1,115
5.75%, 6/1/2026		227	218
Wyndham Destinations, Inc.
5.40%, 4/1/2024 (g)		174	170
6.35%, 10/1/2025 (g)		80	79
5.75%, 4/1/2027 (g)		174	160
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)		250	241
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)		1,875	1,786
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)		1,196	1,217
Zayo Group LLC
6.00%, 4/1/2023		370	368
6.38%, 5/15/2025		1,195	1,173
5.75%, 1/15/2027 (a)		312	298

			679,600

TOTAL CORPORATE BONDS (Cost $1,485,962)			1,398,677

FOREIGN GOVERNMENT SECURITIES — 16.3%
Angola — 0.1%
Republic of Angola 9.50%, 11/12/2025 (b)		3,750	3,947

Argentina — 0.3%
Bonos de la Nacion Argentina con Ajuste por CER 4.00%, 3/6/2020	ARS	103,515	3,300
Provincia de Buenos Aires
9.95%, 6/9/2021 (b)		2,170	2,121
5.38%, 1/20/2023 (b)	EUR	1,518	1,401
9.13%, 3/16/2024 (a)		1,518	1,322

			8,144

Australia — 0.6%
Republic of Australia 3.00%, 3/21/2047 (b)	AUD	25,270	18,051

Azerbaijan — 0.0% (f)
Republic of Azerbaijan 3.50%, 9/1/2032 (b)		1,227	971

Belarus — 0.2%
Republic of Belarus
7.63%, 6/29/2027 (a)		1,950	1,965
7.63%, 6/29/2027 (b)		550	554
6.20%, 2/28/2030 (b)		3,473	3,117

			5,636

Colombia — 0.2%
Republic of Colombia 5.00%, 6/15/2045		4,620	4,315

Costa Rica — 0.1%
Republic of Costa Rica 7.00%, 4/4/2044 (b)		2,463	2,140

Cyprus — 0.2%
Republic of Cyprus 4.25%, 11/4/2025 (b)	EUR	5,250	6,823

Dominican Republic — 0.1%
Government of Dominican Republic 6.88%, 1/29/2026 (a)		4,060	4,182

Ecuador — 0.3%
Republic of Ecuador
10.50%, 3/24/2020 (b)		6,600	6,793
10.75%, 3/28/2022 (a)		1,365	1,406

			8,199

Egypt — 0.2%
Arab Republic of Egypt 5.88%, 6/11/2025 (b)		6,200	5,650

El Salvador — 0.1%
Republic of El Salvador 7.75%, 1/24/2023 (b)		1,744	1,775

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)		2,950	2,780

Gabon — 0.1%
Gabonese Republic 6.38%, 12/12/2024 (b)		3,350	2,935

Greece — 0.8%
Greece Government Bond 3.38%, 2/15/2025 (b)	EUR	19,614	21,535

Indonesia — 2.3%
Republic of Indonesia
8.25%, 7/15/2021	IDR	374,428,000	26,493
5.38%, 10/17/2023 (b)		5,200	5,389
8.75%, 5/15/2031	IDR	205,663,000	14,883
8.25%, 5/15/2036	IDR	234,017,000	16,239

			63,004

Iraq — 0.1%
Republic of Iraq 5.80%, 1/15/2028 (b)		3,100	2,806

Ivory Coast — 0.2%
Republic of Cote d’Ivoire 5.13%, 6/15/2025 (b)	EUR	4,680	5,080

Jamaica — 0.1%
Jamaica Government International Bond 7.88%, 7/28/2045		1,490	1,684

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Jordan — 0.1%
Kingdom of Jordan 6.13%, 1/29/2026 (b)		3,059	2,925

Kenya — 0.1%
Republic of Kenya 8.25%, 2/28/2048 (b)		1,909	1,642

Lebanon — 0.1%
Republic of Lebanon 5.45%, 11/28/2019 (b)		3,483	3,304

Morocco — 0.0%(f)
Kingdom of Morocco 5.50%, 12/11/2042 (b)		1,309	1,301

Nigeria — 0.4%
Federal Republic of Nigeria
8.75%, 1/21/2031 (a)		5,360	5,152
7.63%, 11/28/2047 (a)		5,870	4,953

			10,105

Oman — 0.2%
Oman Government International Bond 4.75%, 6/15/2026 (a)		6,200	5,580

Paraguay — 0.3%
Republic of Paraguay
5.00%, 4/15/2026 (b)		6,650	6,584
5.00%, 4/15/2026 (a)		560	554

			7,138

Peru — 0.2%
Republic of Peru 5.94%, 2/12/2029 (b)	PEN	23,270	6,876

Portugal — 3.3%
Portugal Obrigacoes do Tesouro
5.13%, 10/15/2024 (b)		14,610	15,126
2.88%, 10/15/2025 (b)	EUR	24,773	30,965
2.88%, 7/21/2026 (b)	EUR	14,486	18,021
4.13%, 4/14/2027 (b)	EUR	13,230	17,836
2.25%, 4/18/2034 (b)	EUR	7,400	8,263

			90,211

Qatar — 0.8%
State of Qatar
2.38%, 6/2/2021 (b)		10,900	10,573
3.88%, 4/23/2023 (a)		10,460	10,486
4.63%, 6/2/2046 (b)		995	983

			22,042

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia
4.63%, 10/4/2047 (b)		2,275	2,070
5.00%, 4/17/2049 (b)		2,239	2,153

			4,223

Senegal — 0.2%
Republic of Senegal 6.75%, 3/13/2048 (b)		6,800	5,610

Serbia — 0.2%
Republic of Serbia 4.88%, 2/25/2020 (b)		6,000	6,045

South Africa — 2.1%
Republic of South Africa
4.88%, 4/14/2026		3,000	2,801
6.50%, 2/28/2041	ZAR	1,106,445	55,941

			58,742

Spain — 1.6%
Kingdom of Spain
2.90%, 10/31/2046 (b)	EUR	24,750	29,611
2.70%, 10/31/2048 (b)	EUR	12,700	14,429

			44,040

Turkey — 0.2%
Republic of Turkey 5.20%, 2/16/2026	EUR	5,620	6,235

Ukraine — 0.2%
Republic of Ukraine
8.99%, 2/1/2024 (a)		3,710	3,496
7.38%, 9/25/2032 (b)		3,300	2,665

			6,161

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $485,259)			451,837

ASSET-BACKED SECURITIES — 12.6%
Cayman Islands — 3.2%
ACIS CLO Ltd. Series 2017-7A, Class A1, 3.89%, 5/1/2027 (a) (k)		1,002	1,003
AIMCO CLO
Series 2014-AA, Class AR, 3.57%, 7/20/2026 (a) (k)		2,240	2,236
Series 2017-AA, Class A, 3.73%, 7/20/2029 (a) (k)		1,125	1,127
Apidos CLO
Series XXXA, Class A2, 4.02%, 10/18/2031 (a) (k)		2,360	2,334
Series XXXA, Class C, 5.42%, 10/18/2031 ‡ (a) (k)		1,613	1,603
Bain Capital Credit CLO Series 2017-1A, Class A1, 3.72%, 7/20/2030 (a) (k)		2,282	2,283
Benefit Street Partners CLO XI Series 2017-11A, Class A2A, 4.19%, 4/15/2029 (a) (k)		970	970
BlueMountain CLO Ltd. Series 2014-2A, Class BR2, 4.22%, 10/20/2030 ‡ (a) (k)		2,360	2,364
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 3.56%, 6/9/2030 (a) (k)		4,750	4,752
CFIP CLO Ltd. Series 2017-1A, Class A, 3.66%, 1/18/2030 (a) (k)		5,200	5,196
CIFC Funding Ltd.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Cayman Islands — continued
Series 2017-1A, Class A, 3.83%, 4/23/2029 (a) (k)	1,999	2,000
Series 2017-2A, Class A, 3.71%, 4/20/2030 (a) (k)	2,997	3,002
Series 2014-5A, Class BR2, 4.23%, 10/17/2031 ‡ (a) (k)	1,205	1,204
Dryden 49 Senior Loan Fund Series 2017-49A, Class A, 3.66%, 7/18/2030 (a) (k)	4,028	4,026
Flatiron CLO Ltd. Series 2013-1A, Class A1R, 3.61%, 1/17/2026 (a) (k)	542	542
GoldentTree Loan Management US CLO 1 Ltd. Series 2017-1A, Class A, 3.69%, 4/20/2029 (a) (k)	2,414	2,414
Grippen Park CLO Ltd. Series 2017-1A, Class A, 3.73%, 1/20/2030 (a) (k)	2,167	2,169
LCM XV LP Series 15A, Class AR, 3.71%, 7/20/2030 (a) (k)	2,073	2,074
LCM XVI LP
Series 16A, Class AR, 3.47%, 7/15/2026 (a) (k)	3,343	3,343
Series 16A, Class A2R, 3.85%, 10/15/2031 (a) (k)	3,620	3,620
Nassau LLC Series 2017-IA, Class A1A, 3.76%, 10/15/2029 (a) (k)	2,593	2,595
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR, 3.76%, 1/28/2030 (a) (k)	4,130	4,133
Neuberger Berman Loan Advisers CLO 24 Ltd. Series 2017-24A, Class A, 3.68%, 4/19/2030 (a) (k)	1,832	1,835
OCP CLO Ltd. Series 2017-13A, Class A1A, 3.70%, 7/15/2030 (a) (k)	4,160	4,169
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1, 3.79%, 3/17/2030 (a) (k)	1,627	1,635
Race Point VIII CLO Ltd. Series 2013-8A, Class AR, 3.98%, 2/20/2030 (a) (k)	3,161	3,163
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	1,668	1,698
Shackleton CLO Ltd. Series 2014-6RA, Class B, 4.07%, 7/17/2028 ‡ (a) (k)	890	880
TCI-Cent CLO Income Note Issuer Ltd. Series 2017-1A, Class A1, 3.76%, 7/25/2030 (a) (k)	4,630	4,630
THL Credit Wind River CLO Ltd.
Series 2017-1A, Class A, 3.79%, 4/18/2029 (a) (k)	1,335	1,335
Series 2017-2A, Class A, 3.70%, 7/20/2030 (a) (k)	4,680	4,677
TIAA CLO II Ltd. Series 2017-1A, Class A, 3.75%, 4/20/2029 (a) (k)	2,456	2,457
TRESTLES CLO Ltd. Series 2017-1A, Class A1A, 3.78%, 7/25/2029 (a) (k)	3,620	3,625
VOYA CLO Series 2017-2A, Class A1, 3.65%, 6/7/2030 (a) (k)	4,335	4,333

		89,427

United States — 9.4%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022 ‡ (a)	11,025	11,025
ABFC Trust Series 2004-OPT2, Class M2, 3.81%, 7/25/2033 ‡ (k)	65	62
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021 (a)	310	310
Series 2018-1, Class C, 6.81%, 2/21/2023 (a)	1,202	1,200
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	2,454	2,483
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 3.89%, 4/25/2034 ‡ (k)	84	81
American Airlines Pass-Through Trust Series 2015-1, Class B, 3.70%, 5/1/2023	752	731
American Credit Acceptance Receivables Trust
Series 2018-2, Class A, 2.94%, 1/10/2022 (a)	1,936	1,932
Series 2017-1, Class D, 3.54%, 3/13/2023 (a)	680	677
Series 2016-4, Class D, 4.11%, 4/12/2023 (a)	960	968
Series 2017-3, Class D, 3.43%, 10/10/2023 (a)	1,380	1,373
Series 2018-3, Class C, 3.75%, 10/15/2024 (a)	1,110	1,109
Series 2018-1, Class F, 6.55%, 12/10/2024 (a)	2,950	2,954
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.13%, 2/25/2034(k)	85	81

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2003-W7, Class M2, 4.94%, 3/25/2034 ‡ (k)	84	83
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	680	679
Bear Stearns Asset-Backed Securities Trust Series 2002-1, Class 1A5, 6.89%, 12/25/2034 ‡ (g)	19	20
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	1,515	1,513
Series 2018-1, Class B, 6.05%, 2/15/2033 ‡ (a)	2,878	2,946
Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	4,110	4,123
CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	400	398
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022 ‡ (a)	1,060	1,061
Series 2015-PM3, Class C, 6.99%, 5/16/2022 ‡ (a)	1,009	1,009
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023 (a)	2,433	2,448
Series 2017-P1, Class A, 2.42%, 9/15/2023 (a)	365	364
Series 2017-P1, Class B, 3.56%, 9/15/2023 (a)	3,285	3,271
Series 2017-P2, Class A, 2.61%, 1/15/2024 (a)	792	787
Series 2018-NP1, Class C, 4.74%, 5/15/2024 (a)	3,830	3,826
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	116	122
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.44%, 12/25/2032 ‡ (k)	51	50
Series 2004-BC1, Class M3, 4.41%, 10/25/2033 ‡ (k)	7	7
Series 2004-2, Class M1, 3.06%, 5/25/2034 ‡ (k)	91	91
Series 2004-ECC2, Class M2, 3.29%, 12/25/2034 ‡ (k)	1,937	1,935
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class C, 4.16%, 9/15/2027 (a)	4,350	4,362
Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	930	928
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	1,060	1,058
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	6,094	6,077
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	4,432	4,456
Series 2018-4, Class C, 3.66%, 11/15/2024	4,450	4,465
Series 2018-4, Class D, 4.09%, 1/15/2026	9,770	9,738
DT Auto Owner Trust
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	1,384	1,375
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	520	529
Series 2018-3A, Class C, 3.79%, 7/15/2024 (a)	4,350	4,366
Series 2017-4A, Class E, 5.15%, 11/15/2024 (a)	1,650	1,658
Series 2018-1A, Class E, 5.42%, 3/17/2025 (a)	645	649
Engs Commercial Finance Trust
Series 2018-1A, Class C, 4.05%, 2/22/2023 ‡ (a)	450	448
Series 2018-1A, Class D, 4.69%, 6/22/2023 ‡ (a)	335	333
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	1,647	1,647
Series 2018-2A, Class D, 4.04%, 3/15/2024 (a)	3,300	3,290
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	3,650	3,667
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	900	905
Series 2018-1A, Class E, 4.64%, 10/15/2024 (a)	1,880	1,857
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	1,790	1,794
Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	880	879
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 3.03%, 8/25/2034 ‡ (k)	104	101
Flagship Credit Auto Trust
Series 2014-2, Class C, 3.95%, 12/15/2020 (a)	167	167
Series 2018-3, Class A, 3.07%, 2/15/2023 (a)	460	459
Series 2018-3, Class C, 3.79%, 12/16/2024 (a)	1,090	1,088
Series 2018-3, Class D, 4.15%, 12/16/2024 (a)	710	710
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (a)	2,102	2,099
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (a)	600	600

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Fremont Home Loan Trust Series 2004-2, Class M2, 3.24%, 7/25/2034 (k)	19	19
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (k)	340	240
Hertz Fleet Lease Funding LP Series 2018-1, Class E, 5.55%, 5/10/2032 (a)	488	489
Home Equity Asset Trust Series 2004-6, Class M2, 3.21%, 12/25/2034 ‡ (k)	39	38
Kabbage Asset Securitization LLC Series 2017-1, Class C, 8.00%, 3/15/2022 ‡ (a)	2,000	2,037
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023 ‡ (a)	1,171	1,177
LendingPoint Funding Trust Series 2018-1, Class B, 8.31%, 11/15/2024 ‡ (a) (k)	3,000	3,000
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025 ‡ (a)	2,330	2,358
Series 2017-2A, Class B, 3.38%, 5/20/2026 (a)	685	672
Series 2017-2A, Class C, 4.33%, 5/20/2026 (a)	515	511
Series 2018-1A, Class B, 4.09%, 12/21/2026 ‡ (a)	730	730
Series 2018-1A, Class C, 5.03%, 12/21/2026 ‡ (a)	1,700	1,712
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	2,592	2,592
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030 (a)	3,425	3,437
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024 (a)	740	734
Series 2017-3A, Class C, 4.01%, 12/15/2024 ‡ (a)	1,180	1,174
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (a)	1,050	1,038
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	1,815	1,789
Series 2018-1A, Class D, 4.85%, 3/15/2028 ‡ (a)	450	447
Series 2018-2A, Class B, 3.61%, 7/17/2028 ‡ (a)	3,970	3,947
Series 2018-2A, Class C, 4.37%, 7/17/2028 ‡ (a)	2,580	2,567
Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	1,241	1,237
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 3.29%, 7/25/2034 (k)	74	72
MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡ (a) (g)	3,089	3,077
MFA Trust Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡ (a) (g)	5,445	5,368
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	126	142
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 3.17%, 1/25/2034 ‡ (k)	40	40
New Century Home Equity Loan Trust Series 2003-4, Class M2, 5.04%, 10/25/2033 ‡ (k)	45	44
OL SP LLC
Series 2018, Class C, 4.25%, 2/9/2030 ‡	1,607	1,505
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,648	1,638
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class B, 4.02%, 4/18/2022 ‡ (a)	500	497
Series 2018-1A, Class C, 4.52%, 4/18/2022 ‡ (a)	470	469
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,493	1,491
Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	2,840	2,865
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡ (a)	1,250	1,236
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	322	322
Series 2015-1A, Class C, 5.12%, 3/18/2026 (a)	608	614
Series 2017-1A, Class D, 4.52%, 9/14/2032 ‡ (a)	1,100	1,074
Oportun Funding VI LLC Series 2017-A, Class B, 3.97%, 6/8/2023 ‡ (a) (k)	1,170	1,156
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M3, 3.15%, 1/25/2036 ‡ (k)	173	173
People’s Choice Home Loan Securities Trust Series 2004-2, Class M1, 3.21%, 10/25/2034 ‡ (k)	33	33
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.66%, 4/25/2023 (a) (k)	1,980	1,991

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Prestige Auto Receivables Trust
Series 2018-1A, Class C, 3.75%, 10/15/2024 (a)	4,370	4,375
Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	1,145	1,148
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1, 3.33%, 12/30/2032 (a) (k)	3,968	3,915
Series 2018-NPL1, Class A1, 3.38%, 1/27/2033 ‡ (a) (g)	2,595	2,568
Series 2018-NPL4, Class A1, 4.83%, 9/27/2058 (a) (g)	1,080	1,080
Progress Residential Trust
Series 2015-SFR2, Class D, 3.68%, 6/12/2032 ‡ (a)	1,400	1,389
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	4,720	4,719
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A, 2.36%, 11/15/2023 (a)	855	853
Series 2017-3A, Class B, 3.36%, 11/15/2023 (a)	2,600	2,586
Series 2018-1A, Class B, 3.90%, 6/17/2024 (a)	1,112	1,109
Series 2018-1A, Class C, 4.87%, 6/17/2024 (a)	1,870	1,864
RASC Trust
Series 2005-EMX1, Class M1, 2.96%, 3/25/2035 ‡ (k)	1,516	1,516
Series 2005-KS2, Class M1, 2.96%, 3/25/2035 ‡ (k)	54	54
Renaissance Home Equity Loan Trust
Series 2004-1, Class M1, 3.18%, 5/25/2034 ‡ (k)	692	666
Series 2005-1, Class AF6, 4.97%, 5/25/2035 ‡ (g)	333	340
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (g)	910	924
Santander Drive Auto Receivables Trust
Series 2015-5, Class E, 4.67%, 2/15/2023 (a)	6,190	6,246
Series 2016-2, Class E, 4.38%, 9/15/2023	3,200	3,231
Series 2018-4, Class D, 3.98%, 12/15/2025	3,070	3,068
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025 (a)	2,363	2,375
Saxon Asset Securities Trust Series 2004-3, Class M1, 3.21%, 12/26/2034 ‡ (k)	231	228
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026 ‡ (a)	1,584	1,548
SoFi Consumer Loan Program Trust
Series 2018-1, Class A2, 3.14%, 2/25/2027 (a)	459	455
Series 2018-1, Class B, 3.65%, 2/25/2027 ‡ (a)	1,250	1,231
Series 2018-1, Class C, 3.97%, 2/25/2027 ‡ (a)	730	720
Series 2018-2, Class B, 3.79%, 4/26/2027 ‡ (a)	2,400	2,378
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (a)	700	698
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023 ‡ (a) (g)	3,872	3,844
Series 2018-NPB2, Class A1, 4.50%, 10/18/2023 (a) (g)	4,200	4,199
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 3.31%, 10/25/2033 ‡ (k)	125	123
T-Mobile USA, Inc. 6.00%, 4/15/2024‡	315	—
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021 (a)	2,130	2,132
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043 (a)	1,896	1,907
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (a)	1,102	1,099
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡ (a) (g)	1,163	1,152
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (g)	1,589	1,574
VOLT LXIX LLC Series 2018-NPL5, Class A2, 5.80%, 8/25/2048 ‡ (a) (g)	3,890	3,866
VOLT LXVIII LLC Series 2018-NPL4, Class A2, 5.93%, 7/27/2048 ‡ (a) (g)	3,000	2,983
VOLT LXX LLC Series 2018-NPL6, Class A1B, 4.56%, 9/25/2048 ‡ (a) (g)	5,619	5,607
Westlake Automobile Receivables Trust Series 2018-3A, Class C, 3.61%, 10/16/2023 (a)	2,210	2,199

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
United States — continued
Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	1,420	1,413
Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	780	780
Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	1,220	1,214
Series 2018-1A, Class F, 5.60%, 7/15/2024 (a)	5,470	5,471
Series 2018-2A, Class F, 6.04%, 1/15/2025 (a)	1,701	1,706
Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	1,060	1,058

		258,787

TOTAL ASSET-BACKED SECURITIES (Cost $348,413)		348,214

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
Cayman Islands — 0.2%
GPMT Ltd. Series 2018-FL1, Class B, 3.85%, 11/21/2035 ‡ (a) (k)	2,520	2,520
PFP Ltd. Series 2017-3, Class D, 5.80%, 1/14/2035 ‡ (a) (k)	860	867
TPG Real Estate Finance Ltd. Series 2018-FL1, Class C, 4.20%, 2/15/2035 ‡ (a) (k)	2,085	2,088

		5,475

United States — 5.6%
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	4,375	3,420
Banc of America Commercial Mortgage Trust
Series 2006-1, Class E, 6.21%, 9/10/2045 ‡ (a) (k)	338	348
Series 2007-5, Class AJ, 6.23%, 2/10/2051(k)	4,081	4,181
BANK
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,255	1,744
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 ‡ (a)	2,644	2,120
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class B, 5.66%, 9/11/2041 ‡ (a) (k)	311	312
BHMS ATLS Series 2018-ATLS, Class A, 3.56%, 7/15/2035 (a) (k)	4,335	4,330
BX Commercial Mortgage Trust Series 2018-IND, Class E, 4.01%, 11/15/2035 ‡ (a) (k)	6,225	6,227
Series 2018-BIOA, Class D, 3.63%, 3/15/2037 (a) (k)	8,170	8,155
BX Trust
Series 2018-MCSF, Class B, 3.11%, 4/15/2035 ‡ (a) (k)	1,500	1,489
Series 2018-MCSF, Class C, 3.31%, 4/15/2035 ‡ (a) (k)	990	982
BXMT Ltd. Series 2017-FL1, Class D, 5.00%, 6/15/2035 ‡ (a) (k)	4,650	4,685
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	1,220	1,009
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class B, 6.01%, 5/15/2046 ‡ (k)	2,900	2,890
Commercial Mortgage Trust Series 2004-GG1, Class H, 6.60%, 6/10/2036 ‡ (a) (k)	4,112	4,208
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1,416	1,424
CSAIL Commercial Mortgage Trust Series 2017-C8, Class C, 4.32%, 6/15/2050 ‡	1,390	1,330
FHLMC Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.42%, 7/25/2023 (k)	69,749	890
Series K729, Class X1, IO, 0.49%, 10/25/2024 (k)	28,903	529
Series K731, Class X3, IO, 2.16%, 5/25/2025 (k)	3,460	389
Series K153, Class X3, IO, 3.90%, 4/25/2035 (k)	5,560	1,868
Series K036, Class X3, IO, 2.18%, 12/25/2041 (k)	31,545	2,888
Series K038, Class X3, IO, 2.57%, 6/25/2042 (k)	17,000	1,948
Series K720, Class X3, IO, 1.38%, 8/25/2042 (k)	39,172	1,679
Series K041, Class X3, IO, 1.70%, 11/25/2042 (k)	30,520	2,552
Series K042, Class X3, IO, 1.66%, 1/25/2043 (k)	21,950	1,798
Series K718, Class X3, IO, 1.49%, 2/25/2043 (k)	112,228	4,843
Series K045, Class X3, IO, 1.55%, 4/25/2043 (k)	39,625	3,125
Series K046, Class X3, IO, 1.56%, 4/25/2043 (k)	38,350	3,070
Series K054, Class X3, IO, 1.65%, 4/25/2043 (k)	66,098	6,280
Series K047, Class X3, IO, 1.55%, 6/25/2043 (k)	28,400	2,306

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Series K050, Class X3, IO, 1.61%, 10/25/2043 (k)	21,110	1,842
Series K052, Class X3, IO, 1.67%, 1/25/2044 (k)	15,770	1,506
Series K726, Class X3, IO, 2.20%, 7/25/2044 (k)	6,381	638
Series K067, Class X3, IO, 2.19%, 9/25/2044 (k)	19,640	2,827
Series K729, Class X3, IO, 2.04%, 11/25/2044 (k)	7,055	700
Series K724, Class X3, IO, 1.93%, 12/25/2044 (k)	10,996	899
Series K072, Class X3, IO, 2.21%, 12/25/2045 (k)	12,354	1,884
Series K078, Class X3, IO, 2.29%, 6/25/2046 (k)	10,990	1,796
FNMA ACES
Series 2014-M3, Class X2, IO, 0.15%, 1/25/2024 (k)	78,918	202
Series 2018-M3, Class X, IO, 0.10%, 2/25/2030 (k)	16,871	108
Series 2016-M4, Class X2, IO, 2.69%, 1/25/2039 (k)	16,404	1,483
FREMF Series 2018-KF46, Class B, 4.26%, 3/25/2028 (a) (k)	2,665	2,657
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.86%, 2/25/2024 (a) (k)	2,437	2,522
Series 2017-KF31, Class B, 5.21%, 4/25/2024 (a) (k)	1,268	1,268
Series 2017-KF36, Class B, 4.96%, 8/25/2024 (a) (k)	1,704	1,717
Series 2017-KF38, Class B, 4.81%, 9/25/2024 (a) (k)	1,071	1,073
Series 2017-KF41, Class B, 4.81%, 11/25/2024 (a) (k)	693	700
Series 2018-KF42, Class B, 4.51%, 12/25/2024 (a) (k)	2,874	2,902
Series 2018-KF45, Class B, 4.26%, 3/25/2025 (a) (k)	977	981
Series 2018-KF47, Class B, 4.31%, 5/25/2025 (a) (k)	830	822
Series 2016-KF24, Class B, 7.31%, 10/25/2026 (a) (k)	460	485
Series 2017-KF40, Class B, 5.01%, 11/25/2027 ‡ (a) (k)	1,679	1,720
Series 2018-KF50, Class B, 4.21%, 7/25/2028 (a) (k)	1,908	1,900
Series 2017-K67, Class C, 4.08%, 9/25/2049 (a) (k)	1,090	1,023
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (k)	900	869
Series 2017-K728, Class B, 3.76%, 11/25/2050 (a) (k)	4,200	4,096
Series 2017-K728, Class C, 3.76%, 11/25/2050 (a) (k)	1,265	1,184
GNMA
Series 2013-48, IO, 0.62%, 7/16/2054 (k)	28,663	1,219
Series 2017-9, IO, 0.77%, 1/16/2057 (k)	20,828	1,331
Series 2017-23, IO, 0.73%, 5/16/2059 (k)	14,395	863
GRACE Mortgage Trust Series 2014-GRCE, Class B, 3.52%, 6/10/2028 ‡ (a)	1,630	1,623
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (k)	1,270	1,287
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	2,177	1,502
LMREC, Inc. Series 2016-CRE2, Class A, 3.99%, 11/24/2031 (a) (k)	1,415	1,415
Morgan Stanley Capital I Trust
Series 2006-T23, Class D, 6.31%, 8/12/2041 ‡ (a) (k)	2,791	2,877
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (k)	663	661
Series 2005-HQ7, Class E, 5.55%, 11/14/2042 ‡ (k)	1,788	1,814
Nationslink Funding Corp. Series 1999-LTL1, Class E, 5.00%, 1/22/2026 ‡ (a)	400	406
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (k)	5,064	5,083
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043 (k)	2,510	2,536
Series 2007-C30, Class C, 5.48%, 12/15/2043 ‡ (k)	2,790	2,797
Series 2005-C21, Class F, 3.30%, 10/15/2044 ‡ (a) (k)	87	29
Series 2007-C34, Class AJ, 6.34%, 5/15/2046 (k)	126	127
Series 2007-C33, Class C, 5.98%, 2/15/2051 ‡ (k)	2,600	260
Series 2007-C33, Class AJ, 5.98%, 2/15/2051(k)	1,590	1,570
Series 2007-C33, Class B, 5.98%, 2/15/2051 ‡ (k)	2,600	1,924

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — continued
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.78%, 11/15/2043 ‡ (a) (k)		1,370	1,397
Series 2016-BNK1, Class D, 3.00%, 8/15/2049 ‡ (a)		1,276	1,038
Series 2015-NXS2, Class A5, 3.77%, 7/15/2058(k)		1,250	1,250

			155,832

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $167,720)			161,307

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Italy — 0.0%(f)
Intesa Sec Srl Series 3, Class B, 0.00%, 10/30/2033 ‡ (b) (k)	EUR	120	135

Netherlands — 0.1%
Permanent Master Issuer plc Series 2018-1A, Class 1A1, 2.82%, 7/15/2058 (a) (k)		4,281	4,267

United States — 3.9%
Acre Series 2017-B, 12/15/2020‡		3,000	3,000
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034		4,059	4,027
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035		85	85
Series 2005-21CB, Class A17, 6.00%, 6/25/2035		1,433	1,368
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036		3,738	3,719
Angel Oak Mortgage Trust I LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021 (a)		1,720	1,726
Antler Mortgage Trust Series 2018-RTL1, Class M, 7.39%, 5/25/2023 ‡ (a) (g)		5,800	5,800
ARIVO 9/15/2019 ‡		1,661	1,661
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 4.45%, 2/25/2037 (k)		88	89
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 5.06%, 5/25/2023 (a) (k)		1,210	1,210
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037		1,653	1,347
Civic Mortgage LLC Series 2018-1, Class A1, 3.89%, 6/25/2022 (a) (g)		1,177	1,176
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 2.56%, 8/19/2045 (k)		1,010	964
FHLMC REMIC
Series 4351, Class GI, IO, 5.00%, 11/15/2019		1	—	(j)
Series 3775, Class LI, IO, 3.50%, 12/15/2020		389	10
Series 3110, Class SL, IF, IO, 3.84%, 2/15/2026 (k)		138	5
Series 3907, Class SW, IF, IO, 4.34%, 7/15/2026 (k)		2,195	179
Series 3914, Class LS, IF, IO, 4.49%, 8/15/2026 (k)		776	65
Series 4304, Class DI, IO, 2.50%, 1/15/2027		515	29
Series 4030, Class IL, IO, 3.50%, 4/15/2027		491	45
Series 4043, Class PI, IO, 2.50%, 5/15/2027		2,199	153
Series 4056, Class BI, IO, 3.00%, 5/15/2027		175	14
Series 4057, Class UI, IO, 3.00%, 5/15/2027		1,251	99
Series 4120, Class UI, IO, 3.00%, 10/15/2027		960	85
Series 4136, Class IN, IO, 3.00%, 11/15/2027		189	17
Series 4323, Class IW, IO, 3.50%, 4/15/2028		324	28
Series 4311, Class QI, IO, 3.00%, 10/15/2028		1,449	101
Series 4324, Class AI, IO, 3.00%, 11/15/2028		796	58
Series 4313, Class UI, IO, 3.00%, 3/15/2029		1,554	152
Series 4280, Class KI, IO, 3.50%, 9/15/2031		1,179	105
Series 3716, Class PI, IO, 4.50%, 4/15/2038		144	13
Series 3459, Class JS, IF, IO, 3.94%, 6/15/2038 (k)		509	65
Series 4119, Class LI, IO, 3.50%, 6/15/2039		434	44
Series 3907, Class AI, IO, 5.00%, 5/15/2040		448	55
Series 4018, Class HI, IO, 4.50%, 3/15/2041		386	67
Series 4215, Class LI, IO, 3.50%, 7/15/2041		664	97

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	416	94
Series 4173, Class I, IO, 4.00%, 3/15/2043	968	212
Series 4372, Class SY, IF, IO, 3.79%, 8/15/2044 (k)	1,401	207
Series 4585, Class JI, IO, 4.00%, 5/15/2045	2,680	467
Series 4694, Class SA, IF, IO, 3.79%, 6/15/2047 (k)	7,545	1,338
Series 4689, Class SD, IF, IO, 3.84%, 6/15/2047 (k)	16,642	2,874
Series 4714, Class SA, IF, IO, 3.84%, 8/15/2047 (k)	12,447	2,114
FHLMC STRIPS Series 305, IO, 3.50%, 3/15/2028	282	27
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.62%, 9/25/2030 (k)	4,300	4,252
FNMA REMIC
Series 2011-144, Class SA, IF, IO, 4.33%, 11/25/2025 (k)	605	35
Series 2012-25, Class AI, IO, 3.50%, 3/25/2027	169	16
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	2,037	171
Series 2013-9, Class YI, IO, 3.50%, 2/25/2028	213	19
Series 2013-15, IO, 2.50%, 3/25/2028	3,017	212
Series 2013-18, Class AI, IO, 3.00%, 3/25/2028	940	79
Series 2013-31, Class DI, IO, 3.00%, 4/25/2028	1,044	102
Series 2013-31, Class YI, IO, 3.50%, 4/25/2028	186	17
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	2,093	222
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	1,296	123
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	830	70
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	9,588	1,039
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	6,624	786
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	1,340	176
Series 2009-101, Class SI, IF, IO, 3.43%, 12/25/2039 (k)	593	41
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	231	29
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	123	7
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	220	23
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	235	25
Series 2012-93, Class SE, IF, IO, 3.78%, 9/25/2042 (k)	3,513	565
Series 2012-93, Class SG, IF, IO, 3.78%, 9/25/2042 (k)	900	148
Series 2012-133, Class NS, IF, IO, 3.83%, 12/25/2042 (k)	7,220	1,237
Series 2016-25, Class SL, IF, IO, 3.68%, 5/25/2046 (k)	7,010	1,216
Series 2016-61, Class ST, IF, IO, 3.68%, 9/25/2046 (k)	14,185	2,382
Series 2017-13, Class AS, IF, IO, 3.73%, 2/25/2047 (k)	13,250	2,392
Series 2017-57, Class SA, IF, IO, 3.78%, 8/25/2057 (k)	7,097	1,093
FNMA STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	2,971	160
Series 409, Class 23, IO, 3.50%, 4/25/2027 (k)	565	47
Series 401, Class C6, IO, 4.50%, 10/25/2029	1,275	97
FNMA, Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 4.66%, 1/25/2031 (k)	3,088	3,066
Series 2018-C06, Class 1M2, 4.31%, 3/25/2031 (k)	2,180	2,133
Series 2018-C06, Class 2M2, 4.41%, 3/25/2031 (k)	590	578
GNMA
Series 2002-24, Class AG, IF, IO, 5.64%, 4/16/2032 (k)	1,175	178
Series 2003-69, Class SB, IF, IO, 4.29%, 8/16/2033 (k)	1,065	146
Series 2011-13, Class S, IF, IO, 3.64%, 1/16/2041 (k)	749	96
Series 2015-H13, Class GI, IO, 1.59%, 4/20/2065 (k)	5,388	264
Series 2017-H14, Class FG, 3.53%, 6/20/2067 (k)	1,987	2,038
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	3,699	3,621
GSMSC Pass-Through Trust

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (k)	157	110
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 2.49%, 8/19/2037 (k)	200	190
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, 3.77%, 6/25/2048 (a) (k)	1,545	1,539
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 2.49%, 5/25/2036 (k)	3,374	3,217
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 ‡ (k)	322	312
OBX Trust
Series 2018-EXP1, Class 2A1, 3.16%, 4/25/2048 (a) (k)	4,804	4,787
Series 2018-EXP1, Class 2A1B, 3.16%, 4/25/2048 (a) (k)	3,425	3,411
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 5.16%, 2/25/2023 (a) (k)	1,400	1,403
Series 2018-GT2, Class A, 4.96%, 8/25/2025 (a) (k)	3,690	3,700
SART 4.75%, 7/15/2024	8,224	8,232
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.17%, 2/25/2035 (k)	331	331
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021 (a) (g)	4,190	4,189
Verus Securitization Trust Series 2018-2, Class A1, 3.68%, 6/1/2058 (a) (k)	3,669	3,649
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.60%, 8/25/2034 (k)	1,702	1,722
Series 2004-N, Class A7, 4.60%, 8/25/2034 (k)	1,702	1,721
Series 2004-M, Class A1, 4.61%, 8/25/2034 (k)	1,424	1,467
Series 2004-BB, Class A5, 4.14%, 1/25/2035 (k)	819	832
Series 2005-AR2, Class 2A1, 4.02%, 3/25/2035 (k)	1,212	1,226
Series 2005-AR2, Class 2A2, 4.02%, 3/25/2035 (k)	278	284
Series 2005-AR16, Class 3A1, 4.42%, 3/25/2035 (k)	406	408
Series 2005-AR4, Class 2A2, 4.05%, 4/25/2035 (k)	228	229
Series 2007-2, Class 3A5, 5.25%, 3/25/2037	29	30

		106,881

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,724)		111,283

LOAN ASSIGNMENTS — 3.5% (l)
Canada — 0.0% (f)
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.35%, 5/23/2025 (d)	799	789
Celestica, Inc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.13%), 4.45%, 6/27/2025 (d)	393	387
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 5.50%), 7.82%, 9/6/2024 (d)	698	674
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.82%, 5/24/2024 (d)	84	83
Mastronardi Produce Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.55%, 5/1/2025 (d)	179	178
MEG Energy Corp., 1st Lien Term B Loan (ICE LIBOR USD 1 Month + 3.50%), 5.85%, 12/31/2023 (d)	141	140

		2,251

Luxembourg — 0.0% (f)
Auris Luxembourg III SARL, Term Loan B-7 (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 1/17/2022 (d)	1,004	999
Intelsat Jackson Holdings SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.07%, 11/27/2023 (d)	1,084	1,076

		2,075

Netherlands — 0.1%
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 4.81%, 4/15/2025 (d)	1,230	1,200

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — (continued)
United Kingdom — 0.1%
Cineworld Finance US Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 2/28/2025 (d)	1,899	1,863

United States — 3.3%
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.84%, 5/30/2025 (d)	579	573
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.32%, 5/1/2023 (d)	489	468
Acadia Healthcare Co., Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 2/16/2023 (d)	513	507
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.38%, 12/21/2022 (d)	810	796
(ICE LIBOR USD 3 Month + 3.00%), 5.69%, 6/22/2023 (d)	717	703
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 2 Month + 3.00%), 5.45%, 10/29/2025 (d)	104	102
American Greetings Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.84%, 4/6/2024 (d)	279	278
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%; ICE LIBOR USD 2 Month + 4.25%), 6.61%, 12/15/2024 (d)	1,260	1,242
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.55%, 2/12/2025 (d)	372	368
Barracuda Networks, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.55%, 2/12/2026 (d)	82	82
BMC Software Finance, Inc. 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.65%, 10/2/2025 (d) (m)	725	715
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 8/1/2025 (d)	1,725	1,719
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.09%, 8/3/2026 (d)	875	880
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.72%, 12/31/2021 (d)	792	843
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.07%, 12/31/2022 (d)	2,045	2,057
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.89%, 1/15/2024 (d)	968	948
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.07%, 11/18/2024 (d) (m)	1,000	992
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 1/31/2025 (d)	737	716
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.46%, 6/7/2023 (d)	2,415	2,406
Chs/Community Health Systems, Inc., Incremental 2021 Term H Loan (ICE LIBOR USD 3 Month + 3.25%), 5.96%, 1/27/2021 (d)	718	700
Cincinnati Bell, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 10/2/2024 (d)	2,298	2,278
Citgo Holding, Inc., Term B Loan (ICE LIBOR USD 3 Month + 3.50%), 5.90%, 7/29/2021 (d)	827	820
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.59%, 4/18/2024 (d)	1,344	1,319
Claire’s Stores, Inc., 1st Lien Revolver Term Loan (ICE LIBOR USD 3 Month + 2.50%), 2.50%, 9/15/2022 ‡ (d) (m)	109	—
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 6.25%, 9/15/2038 ‡ (d) (m)	859	1,229

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — (continued)
United States — (continued)
Clover Merger Sub Inc, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.84%, 9/26/2024 (d)	1,054	986
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.35%, 10/5/2023 (d)	147	141
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/22/2024 (d)	381	377
CSC Holdings LLC, 1st Lien (ICE LIBOR USD 1 Month + 2.25%), 4.56%, 7/17/2025 (d)	1,480	1,455
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.25%, 1/15/2026(d) (m)	1,430	1,403
Culligan Holding, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 12/13/2023 (d)	298	294
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.75%, 10/25/2025 (d) (m)	669	657
Delta 2 Sarl, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 2/1/2024 (d)	747	721
Dole Food Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%; ICE LIBOR USD 3 Month US Prime Rate + 1.75%), 5.09%, 4/6/2024 (d)	1,442	1,417
Duff & Phelps Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 2/13/2025 (d)	721	711
Edgewater Generation, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.75%, 11/14/2025(d) (m)	278	278
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.60%, 5/3/2025 (d)	377	380
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.09%, 9/21/2025 (d)	1,094	1,096
Envision, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 10/10/2025 (d)	1,000	960
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022 ‡ (d)	58	58
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.32%, 4/26/2024 (d)	695	681
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.30%, 12/29/2023 (d)	1,574	1,542
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.56%, 5/2/2025 (d)	499	495
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 4.85%, 8/27/2025 (d)	2,850	2,756
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.23%, 10/4/2023 (d)	1,225	1,204
Goodrx, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.32%, 10/10/2025 (d) (m)	567	563
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.59%, 12/1/2023 (d)	1,092	1,080
GTT Communications, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/31/2025 (d)	1,020	987
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 5/16/2024 (d)	2,493	2,469
Hearthside Group Holdings, LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 6.03%, 5/23/2025 (d)	153	148

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — (continued)
United States — (continued)
Hub International, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.49%, 4/25/2025 (d)	715	702
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 1 Month + 6.75%), 9.05%, 1/30/2019 (d)	550	391
iHeartCommunications, Inc., Tranche E Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.80%, 7/30/2019 (d)	24	17
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 2/1/2022 (d)	842	829
Invenergy, Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.84%, 8/28/2025 (d)	905	906
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 2/5/2025 (d)	1,104	1,092
Janus International Group, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 2/12/2025 (d)	341	333
Keane Group Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.13%, 5/25/2025 (d)	512	488
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 1/30/2024 (d) (m)	969	938
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.09%, 1/30/2024 (d)	133	128
Mallinckrodt International Finance SA, Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.62%, 2/24/2025 (d)	1,124	1,081
Medrisk, Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 12/27/2024 (d)	238	233
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.89%, 6/13/2024 (d)	1,061	1,025
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.34%, 12/5/2023 (d)	418	217
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.14%, 6/7/2023 (d)	1,589	1,558
National Mentor Holdings, Inc., Tranche B Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 1/31/2021 (d)	451	449
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/2/2025 (d)	1,461	1,423
Party City, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.10%, 8/19/2022 (d)	513	507
Pearl Intermediate Parent LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.06%, 2/14/2025 (d)	665	640
Pearl Intermediate Parent LLC, Delayed Draw (ICE LIBOR USD 3 Month + 2.75%), 3.86%, 2/14/2025 (d)	149	144
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.81%, 5/1/2025 (d)	1,284	1,270
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 10.06%, 5/1/2026 (d)	350	347
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.25%), 4.58%, 10/15/2025 (d)	935	926
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.32%, 3/11/2022 (d)	248	207
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.84%, 7/2/2025 (d)	1,592	1,564

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — (continued)
United States — (continued)
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 5/2/2022 (d)	976	964
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.78%, 5/16/2025 (d)	1,400	1,391
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.78%, 5/18/2026 (d)	360	357
Quidditch Acquisition, Inc., 1st Cov-Lite Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.30%, 3/21/2025 (d)	239	239
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023 (d)	884	808
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.32%, 11/8/2024 (d)	335	332
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.84%, 11/1/2024 (d)	1,098	1,080
Sirva Worldwide, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 5.50%; ICE LIBOR USD 2 Month + 5.50%; ICE LIBOR USD 3 Month + 5.50%), 7.93%, 8/4/2025 (d)	575	571
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 2 Month + 9.50%; ICE LIBOR USD 3 Month + 9.50%), 12.04%, 8/3/2026 (d)	200	178
SolarWinds Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/5/2024 (d)	794	788
Sonicwall, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.14%, 5/16/2025 (d)	281	278
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 10.14%, 5/18/2026 (d)	175	174
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.69%, 11/14/2022 (d)	988	967
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.54%, 9/12/2024 (d)	2,673	2,627
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.34%, 11/21/2024 (d)	614	602
Summit Midstream Partners Holdings LLC, Senior Secured Term Loan (ICE LIBOR USD 1 Month + 6.00%), 8.34%, 5/13/2022 (d)	99	99
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.31%, 3/9/2023 (d)	2,707	2,585
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.31%, 3/11/2024 (d)	385	362
Talen Energy Supply, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.00%, 11/14/2025 (d) (m)	705	702
Tennessee Merger Sub Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 2/6/2024 (d)	2,225	2,072
Tribune, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.34%, 12/27/2020 (d)	470	469
UFC Holdings LLC, 2nd Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.84%, 8/18/2024 (d)	193	192
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 4/12/2024 (d)	791	729
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.59%, 10/22/2025 (d)	1,740	1,586
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.31%, 6/1/2023 (d)	633	627

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — (continued)
United States — (continued)
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.09%, 3/15/2024 (d)		1,705	1,587
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.39%, 5/16/2024 (d)		414	403
Verifone Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.64%, 8/20/2025 (d)		603	597
Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.17%, 10/10/2025 (d)		731	723
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.47%, 11/1/2023 (d)		1,420	1,393

			88,497

TOTAL LOAN ASSIGNMENTS (Cost $97,661)			95,886

CONVERTIBLE BONDS — 3.1%
China — 0.3%
Ctrip.com International Ltd. 1.00%, 7/1/2020		4,645	4,330
Huazhu Group Ltd. 0.38%, 11/1/2022		4,120	4,114

			8,444

Netherlands — 0.1%
NXP Semiconductors NV 1.00%, 12/1/2019		1,565	1,615

South Korea — 0.0% (f)
MagnaChip Semiconductor SA 5.00%, 3/1/2021		1,360	1,472

United Arab Emirates — 0.0% (f)
Aabar Investments PJSC
0.50%, 3/27/2020 (b)	EUR	200	211
1.00%, 3/27/2022 (b)	EUR	500	474

			685

United States — 2.7%
Cree, Inc. 0.88%, 9/1/2023 (a)		1,495	1,468
Cypress Semiconductor Corp.
4.50%, 1/15/2022		3,590	4,417
2.00%, 2/1/2023		265	255
DISH Network Corp. 3.38%, 8/15/2026		1,260	1,106
DocuSign, Inc. 0.50%, 9/15/2023 (a)		810	755
Envestnet, Inc. 1.75%, 12/15/2019		2,165	2,254
Etsy, Inc. Zero Coupon, 3/1/2023 (a)		2,105	3,354
Finisar Corp. 0.50%, 12/15/2036		3,640	3,497
FireEye, Inc. 0.88%, 6/1/2024 (a)		1,980	2,189
Horizon Global Corp. 2.75%, 7/1/2022		1,410	861
II-VI, Inc. 0.25%, 9/1/2022		5,345	5,446
Knowles Corp. 3.25%, 11/1/2021		3,630	3,954
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a)		3,595	3,475
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (a)		5,665	6,048
Nabors Industries, Inc. 0.75%, 1/15/2024		2,590	1,722
Nuance Communications, Inc. 1.50%, 11/1/2035		4,730	4,641
Nutanix, Inc. Zero Coupon, 1/15/2023 (a)		3,420	3,893
Oasis Petroleum, Inc. 2.63%, 9/15/2023		3,385	3,255
ON Semiconductor Corp. 1.00%, 12/1/2020		4,520	5,385
Redfin Corp. 1.75%, 7/15/2023		1,820	1,550
SM Energy Co. 1.50%, 7/1/2021		3,880	3,779
Teradyne, Inc. 1.25%, 12/15/2023		4,055	5,168
Vocera Communications, Inc. 1.50%, 5/15/2023 (a)		1,140	1,524
Zillow Group, Inc. 2.00%, 12/1/2021		4,075	4,131

			74,127

TOTAL CONVERTIBLE BONDS (Cost $86,641)			86,343

PRIVATE PLACEMENTS — 0.5%
United States — 0.5%
333-345 S.B Street 5.31%, 11/1/2019 ‡
(Cost $15,000)		15,000	15,000

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 0.1%
Canada — 0.0% (f)
Concordia International Corp. *	3		61
Concordia International private placement * ‡	32		591

			652

New Zealand — 0.0% (f)
UCI Holdings LLC * ‡	4		86

United States — 0.1%
Avaya Holdings Corp. *	34		522
Caesars Entertainment Corp. *	5		42
Claire’s Stores, Inc. * ‡	1		1,091
Goodman Private * ‡	1		—
NII Holdings, Inc. *	3		14
Penn Virginia Corp. *	2		127
Remington Outdoor Co., Inc. * ‡	5		42
VICI Properties, Inc., REIT	7		144
VICI Properties, Inc., REIT * ‡	2		38
Vistra Energy Corp. *	6		146

			2,166

TOTAL Common Stocks (Cost $2,567)			2,904

PREFERRED STOCKS — 0.1%
Bermuda — 0.0% (f)
XLIT Ltd., Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.56%, 1/7/2019 ($1,000 par value) (d) (n)	—	(j)	61
United States — 0.1%
Claire’s Stores, Inc. * ‡	1		1,109
Goodman Private Preferred Shares * ‡	1		—	(j)

			1,109

TOTAL PREFERRED STOCKS (Cost $469)			1,170

Investments	No. of Rights (000)		Value ($000)
RIGHTS — 0.0% (f)
United States — 0.0% (f)
Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $—)	6		5

Investments	Shares (000)		Value ($000)
SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30% (o) (p) (Cost $89,611)	89,614		89,623

Total Investments — 99.7% (Cost $2,895,027)			2,762,249
Other Assets Less Liabilities — 0.3%			$8,978

Net Assets — 100.0%			2,771,227

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARS	Argentine Peso
AUD	Australian Dollar
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CMBS	Commercial Mortgage-Backed Security
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IRB	Interest Rate Reduction Bond
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
PEN	Peruvian Nuevo SoI
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)	Amount rounds to less than one thousand.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2018.
(o)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2018 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	17	12/2018	EUR	2,540	7
Euro-Buxl	183	12/2018	EUR	37,002	545
Euro-Schatz	24	12/2018	EUR	3,043	1
Long Gilt	22	03/2019	GBP	3,438	9
U.S. Treasury 10 Year Note	203	03/2019	USD	24,262	83
U.S. Treasury 10 Year Ultra Note	161	03/2019	USD	20,384	120
U.S. Treasury 2 Year Note	35	03/2019	USD	7,385	3
U.S. Treasury 5 Year Note	820	03/2019	USD	92,660	127
U.S. Treasury Long Bond	186	03/2019	USD	26,057	177
U.S. Treasury Ultra Bond	167	03/2019	USD	25,489	77

					1,149

Short Contracts
Australia 10 Year Bond	(481)	12/2018	AUD	(45,640)	6
Euro-Bobl	(1,903)	12/2018	EUR	(284,315)	(960)
Euro-Bund	(338)	12/2018	EUR	(61,813)	(504)
Euro-Buxl	(4)	12/2018	EUR	(809)	(9)
Euro-Schatz	(4,428)	12/2018	EUR	(561,474)	(168)
U.S. Treasury 10 Year Ultra Note	(161)	03/2019	USD	(20,384)	(112)
U.S. Treasury Ultra Bond	(57)	03/2019	USD	(8,700)	(24)
3 Month Eurodollar	(3,716)	09/2019	USD	(901,455)	131

					(1,640)

					(491)

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2018 (amounts in thousands):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ARS	228,623	USD	5,877	Goldman Sachs International **	12/5/2018	174
AUD	28,875	USD	20,899	BNP Paribas	12/5/2018	206
CNH	307,338	USD	44,199	Barclays Bank plc **	12/5/2018	20
EUR	682	USD	771	Australia & New Zealand Banking Group Ltd.	12/5/2018	1
EUR	1,105	USD	1,250	Barclays Bank plc	12/5/2018	1
EUR	184,629	USD	208,557	Citibank, NA	12/5/2018	478
EUR	1,208	USD	1,367	Goldman Sachs International	12/5/2018	1
EUR	1,170	USD	1,319	Royal Bank of Canada	12/5/2018	5
EUR	706	USD	794	Union Bank of Switzerland AG	12/5/2018	5
IDR	931,057,426	USD	64,306	BNP Paribas **	12/5/2018	766
MXN	402,024	USD	19,605	Royal Bank of Canada	12/5/2018	144
USD	4,339	ARS	160,606	BNP Paribas **	12/5/2018	88
USD	1,828	ARS	68,017	Goldman Sachs International **	12/5/2018	28
USD	15,294	BRL	55,500	Standard Chartered Bank **	12/5/2018	942
USD	20,000	COP	63,397,546	Citibank, NA **	12/5/2018	398

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	196,169	EUR	172,244	Barclays Bank plc	12/5/2018	1,157
USD	9,226	EUR	8,129	Citibank, NA	12/5/2018	23
USD	11,695	EUR	10,152	Deutsche Bank AG	12/5/2018	200
USD	509,123	EUR	447,884	Goldman Sachs International	12/5/2018	2,036
USD	4,599	EUR	4,030	Morgan Stanley	12/5/2018	36
USD	702	EUR	614	Royal Bank of Canada	12/5/2018	7
USD	939	EUR	821	TD Bank Financial Group	12/5/2018	10
USD	20,124	GBP	15,764	HSBC Bank, NA	12/5/2018	35
USD	19,853	MXN	402,024	Credit Suisse International	12/5/2018	105
USD	7,257	RUB	480,941	Citibank, NA **	12/5/2018	80
USD	7,211	RUB	480,940	Goldman Sachs International **	12/5/2018	34
ZAR	540,077	USD	38,750	Deutsche Bank AG	12/5/2018	215
CLP	9,816,385	USD	14,565	Credit Suisse International **	1/7/2019	53
EUR	2,675	USD	3,032	Citibank, NA	1/7/2019	7
EUR	1,073	USD	1,215	Goldman Sachs International	1/7/2019	4
EUR	1,401	USD	1,582	National Australia Bank Ltd.	1/7/2019	10
HUF	1,319,683	USD	4,621	State Street Corp.	1/7/2019	11
IDR	499,861,502	USD	34,592	Standard Chartered Bank **	1/7/2019	159
TRY	80,612	USD	14,565	HSBC Bank, NA	1/7/2019	590
USD	14,684	CLP	9,816,385	Goldman Sachs International **	1/7/2019	66
USD	483,119	EUR	424,913	Citibank, NA	1/7/2019	342
USD	15,875	GBP	12,404	HSBC Bank, NA	1/7/2019	35
USD	246	GBP	189	Royal Bank of Canada	1/7/2019	5
USD	9,661	ZAR	133,228	HSBC Bank, NA	1/7/2019	88
USD	14,547	COP	45,834,655	Credit Suisse International **	1/8/2019	403
USD	10,236	HUF	2,864,343	Goldman Sachs International	1/14/2019	176
USD	15,523	HUF	4,374,733	HSBC Bank, NA	1/14/2019	158

Total unrealized appreciation						9,302

USD	1,322	ARS	50,551	BNP Paribas **	12/4/2018	(18)
BRL	55,500	USD	14,879	BNP Paribas **	12/5/2018	(527)
COP	63,397,546	USD	19,872	Goldman Sachs International **	12/5/2018	(269)
EUR	3,298	USD	3,766	Australia & New Zealand Banking Group Ltd.	12/5/2018	(32)
EUR	9,832	USD	11,200	Barclays Bank plc	12/5/2018	(68)
EUR	438,076	USD	496,494	Citibank, NA	12/5/2018	(513)
EUR	587	USD	672	National Australia Bank Ltd.	12/5/2018	(7)
EUR	4,649	USD	5,307	Royal Bank of Canada	12/5/2018	(44)
EUR	607	USD	691	TD Bank Financial Group	12/5/2018	(4)
GBP	2,477	USD	3,265	Citibank, NA	12/5/2018	(108)
GBP	12,404	USD	15,844	HSBC Bank, NA	12/5/2018	(38)
GBP	883	USD	1,128	TD Bank Financial Group	12/5/2018	(3)
RUB	961,881	USD	14,617	Citibank, NA **	12/5/2018	(262)
USD	20,285	AUD	28,875	HSBC Bank, NA	12/5/2018	(820)
USD	44,096	CNH	307,338	HSBC Bank, NA **	12/5/2018	(122)
USD	3,022	EUR	2,675	Citibank, NA	12/5/2018	(7)
USD	60,897	IDR	931,057,426	Goldman Sachs International **	12/5/2018	(4,174)
USD	36,572	ZAR	540,077	Barclays Bank plc	12/5/2018	(2,394)
BRL	54,899	USD	14,565	Citibank, NA **	1/7/2019	(394)
EUR	6,156	USD	7,000	Citibank, NA	1/7/2019	(5)
EUR	10,173	USD	11,615	State Street Corp.	1/7/2019	(57)
GBP	786	USD	1,017	State Street Corp.	1/7/2019	(14)
HUF	4,126,815	USD	14,720	BNP Paribas	1/7/2019	(234)
HUF	158,732	USD	566	Citibank, NA	1/7/2019	(9)
HUF	819,966	USD	2,891	HSBC Bank, NA	1/7/2019	(13)
MXN	267,960	USD	13,105	Citibank, NA	1/7/2019	(10)
MXN	127,809	USD	6,286	Royal Bank of Canada	1/7/2019	(39)
TRY	66,569	USD	12,595	HSBC Bank, NA	1/7/2019	(80)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,416	ARS	180,360	Goldman Sachs International **	1/7/2019	(140)
USD	20,911	AUD	28,875	BNP Paribas	1/7/2019	(206)
USD	14,093	BRL	54,899	Citibank, NA **	1/7/2019	(78)
USD	44,149	CNH	307,338	Barclays Bank plc **	1/7/2019	(19)
USD	209,281	EUR	184,629	Citibank, NA	1/7/2019	(490)
USD	6,293	EUR	5,566	Deutsche Bank AG	1/7/2019	(31)
USD	64,043	IDR	931,057,426	BNP Paribas **	1/7/2019	(685)
USD	19,502	MXN	402,024	Royal Bank of Canada	1/7/2019	(145)
USD	38,598	ZAR	540,077	Deutsche Bank AG	1/7/2019	(209)
USD	7,744	ZAR	107,813	HSBC Bank, NA	1/7/2019	(3)
ZAR	376,290	USD	27,428	BNP Paribas	1/7/2019	(390)
COP	45,834,655	USD	14,565	Credit Suisse International **	1/8/2019	(421)
HUF	813,880	USD	2,860	HSBC Bank, NA	1/14/2019	(2)

Total unrealized depreciation						(13,084)

Net unrealized depreciation						(3,782)

Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
GBP	British Pound
BRL	Brazilian Real
CLP	Chile Peso
CNH	China Renminbi
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	New Turkish Lira
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of November 30, 2018 (amounts in thousands):
Reference Obligation/ Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.41	USD 30,150	563	(61)	502
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Citibank, NA	12/20/2023	1.49	USD 30,000	612	7	619

							1,175	(54)	1,121

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection(1) as of November 30, 2018 (amounts in thousands):
Reference Obligation/ Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.31-V1	5.00	Quarterly	12/20/2023	3.92	USD 8,500	(612)	147	(465)

						(612)	147	(465)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Interest rate swap contracts outstanding as of November 30, 2018 (amounts in thousands):

Floating Rate Index	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Brazilian CDI at maturity	12.93 AT MATURITY	Pay	UBS AG	1/2/2019	BRL 72	—	2	2

						—	2	2

Summary of total swap contracts outstanding as of November 30, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	1,175	1,121
OTC Interest rate swap contracts outstanding	—	2

Total OTC swap contracts outstanding	1,175	1,123

Abbreviations
BRL	Brazilian Real
USD	United States Doller

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$81,678	$7,749	$89,427
United States	—	155,919	102,868	258,787

Total Asset-Backed Securities	—	237,597	110,617	348,214

Collateralized Mortgage Obligations
Italy	—	—	135	135
United States	—	92,487	14,394	106,881
Other Collateralized Mortgage Obligations	—	4,267	—	4,267

Total Collateralized Mortgage Obligations	—	96,754	14,529	111,283

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	5,475	5,475
United States	—	110,917	44,915	155,832

Total Commercial Mortgage-Backed Securities	—	110,917	50,390	161,307

Convertible Bonds
Other Convertible Bonds	—	86,343	—	86,343
Corporate Bonds
United States	—	676,539	3,061	679,600
Other Corporate Bonds	—	719,077	—	719,077

Total Corporate Bonds	—	1,395,616	3,061	1,398,677

Foreign Government Securities	—	451,837	—	451,837
Private Placements
United States	—	—	15,000	15,000
Preferred Stocks
United States	—	—	1,109	1,109
Other Preferred Stocks	—	61	—	61

Total Preferred Stocks	—	61	1,109	1,170

Common Stocks
Canada	61	—	591	652
New Zealand	—	—	86	86
United States	995	—	1,171	2,166

Total Common Stocks	1,056	—	1,848	2,904

Loan Assignments
United States	—	87,210	1,287	88,497
Other Loan Assignments	—	7,389	—	7,389

Total Loan Assignments	—	94,599	1,287	95,886

Rights
United States	—	—	5	5
Short-Term Investments
Investment Companies	89,623	—	—	89,623

Total Investments in Securities	$90,679	$2,473,724	$197,846	$2,762,249

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$9,302	$—	$9,302
Futures Contracts	1,286	—	—	1,286
Swaps	—	156	—	156

Total Appreciation in Other Financial Instruments	$1,286	$9,458	$—	$10,744

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(13,084)	$—	$(13,084)
Futures Contracts	(1,777)	—	—	(1,777)
Swaps	—	(61)	—	(61)

Total Depreciation in Other Financial Instruments	$(1,777)	$(13,145)	$—	$(14,922)

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of Noverber 30, 2018
Investments in Securities:
Asset - Backed Securities - Cayman Islands	$2,825	$(4)	$(12)	$—	(a)	$3,564	$(237)	$1,613	$—	$7,749
Asset - Backed Securities - United States	77,632	(6)	(342)	(4)		21,366	(5,188)	20,981	(11,571)	102,868
Collateralized Mortgage Obligations - Bermuda	2,307	14	(8)	—		—	(2,313)	—	—	—
Collateralized Mortgage Obligations - Italy	139	—	(4)	—	(a)	—	—	—	—	135
Collateralized Mortgage Obligations - United States	7,369	5	(16)	—	(a)	7,523	(487)	—	—	14,394
Commercial Mortgage - Backed Securities - Cayman Islands	5,485	—	(10)	—		—	—	—	—	5,475
Commercial Mortgage - Backed Securities - United States	44,403	4	(977)	2		—	(1,685)	4,806	(1,638)	44,915
Common Stocks - Canada	—	—	184	—		407	—	—	—	591
Common Stocks - New Zealand	72	—	14	—		—	—	—	—	86
Common Stocks - United States	218	—	29	—		924	—	—	—	1,171
Corporate Bonds - Canada	52	(329)	320	—		—	(43)	—	—	—
Corporate Bonds - Luxembourg	1,015	—	—	—		—	—	—	(1,015)	—
Corporate Bonds - United States	942	— (a)	(879)	26		2,710	(2)	943	(679)	3,061
Loan Assignments - United States	—	—	370	—		917	—	—	—	1,287
Preferred Stocks - United States	1	—	692	—		416	—	—	—	1,109
Private Placements - United States	15,000	—	—	—		—	—	—	—	15,000
Rights - United States	4	—	— (a)	—		1	—	—	—	5

	$157,464	$(316)	$(639)	$24		$37,828	$(9,955)	$28,343	$(14,903)	$197,846

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(967,000).

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #
(Amounts in thousands)
	Fair Value at November 30, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$42		Terms of Exchange Offer / Restructuring	Expected Recovery	$8.23 ($8.23)
	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)

Common Stock	42

	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Discount for potential outcome (c)	30.00% (30.00%)

Preferred Stock	—	(a)

	87,157		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (16.98%)
				Constant Default Rate	0.00% - 5.40% (0.34%)
				Yield (Discount Rate of Cash Flows)	2.37% - 6.68% (4.34%)

Asset-Backed Securities	87,157

	3,933		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 11.50% (0.91%)
				Constant Default Rate	0.00% - 2.41% (0.19%)
				Yield (Discount Rate of Cash Flows)	0.00% - 6.71% (0.53%)

Collateralized Mortgage Obligations	3,933

	43,616		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(72.12)% - 199.00% (9.96%)

Commercial Mortgage-Backed Securities	43,616

	15,000		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.38% (6.38%)
Private Placements	15,000
	6		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.38% (4.38%)

				Liquidity Discount	0.375% (0.375%)
Corporate Bonds	6

Total	$149,754

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $48,092,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts – The Fund used treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transaction costs. The Fund also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps – The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”), that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
January 28, 2019